Putnam Multi-Asset Income Fund
The fund's portfolio
11/30/24 (Unaudited)

CORPORATE BONDS AND NOTES (27.4%)(a)
		Principal amount	Value
Basic materials (2.1%)
Arcosa, Inc. 144A company guaranty sr. unsec. notes 6.875%, 8/15/32		$35,000	$36,165
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30		75,000	78,478
ATI, Inc. sr. unsec. notes 5.125%, 10/1/31		15,000	14,254
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		135,000	134,720
Avient Corp. 144A sr. unsec. notes 6.25%, 11/1/31		30,000	30,355
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30		55,000	57,034
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		150,000	138,180
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		40,000	38,471
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		70,000	70,731
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		95,000	91,206
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		110,000	112,546
Builders FirstSource, Inc. 144A sr. unsec. bonds 6.375%, 3/1/34		40,000	40,816
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.80%, 11/15/30 (Germany)		100,000	105,356
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		34,000	35,154
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)		178,000	181,663
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)		110,000	102,755
Cerdia Finanz GmbH 144A sr. notes 9.375%, 10/3/31 (Germany)		45,000	47,096
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		120,000	109,832
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		10,000	9,907
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/1/33		70,000	71,356
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.00%, 3/15/32		65,000	65,412
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		140,000	129,410
Constellium SE company guaranty sr. unsec. unsub. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	100,000	100,174
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33		$150,000	152,177
FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6.125%, 4/15/32 (Australia)		65,000	65,543
Glencore Funding, LLC 144A company guaranty sr. unsec. bonds 5.634%, 4/4/34		150,000	154,036
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30		231,000	203,006
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		80,000	80,786
Huntsman International, LLC sr. unsec. bonds 5.70%, 10/15/34		90,000	87,886
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		238,000	229,312
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. LLC Co-Issuer 144A sr. notes 6.00%, 9/15/28 (Canada)		200,000	198,233
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		95,000	93,793
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50		25,000	17,346
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		90,000	93,074
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27		70,000	71,799
Mauser Packaging Solutions Holding Co. 144A sr. bonds 7.875%, 4/15/27		90,000	92,245
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		65,000	56,912
Mercer International, Inc. 144A sr. unsec. notes 12.875%, 10/1/28 (Canada)		40,000	42,935
Minsur SA sr. unsec. notes Ser. REGS, 4.50%, 10/28/31 (Peru)		260,000	235,709
Miter Brands Acquisition Holdco, Inc./MIWD Borrower, LLC 144A company guaranty sr. notes 6.75%, 4/1/32		55,000	56,023
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		95,000	89,469
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc. 144A sr. notes 4.375%, 10/15/28		45,000	42,632
Rain Carbon, Inc. 144A sr. notes 12.25%, 9/1/29		65,000	69,835
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		120,000	114,613
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		105,000	102,587
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		75,000	79,862
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		80,000	78,754
United States Steel Corp. sr. unsec. sub. bonds 6.65%, 6/1/37		35,000	35,726
Vibrantz Technologies, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		90,000	85,362
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51		89,000	58,498
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41		86,000	60,299
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		115,000	132,276
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		17,000	19,360
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31		40,000	41,562
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		45,000	42,120

			4,784,841
Capital goods (1.7%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31		55,000	49,474
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC sr. unsec. notes Ser. REGS, 3.00%, 9/1/29	EUR	100,000	89,513
BAE Systems PLC 144A sr. unsec. bonds 5.50%, 3/26/54 (United Kingdom)		$200,000	206,122
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		200,000	209,726
Berry Global, Inc. company guaranty sr. notes 5.50%, 4/15/28		11,000	11,186
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27		143,000	134,220
Boeing Co. (The) sr. unsec. bonds 5.805%, 5/1/50		25,000	23,925
Boeing Co. (The) sr. unsec. bonds 5.705%, 5/1/40		30,000	29,111
Boeing Co. (The) sr. unsec. bonds 3.95%, 8/1/59		140,000	95,226
Boeing Co. (The) sr. unsec. notes 3.20%, 3/1/29		30,000	27,690
Boeing Co. (The) sr. unsec. notes 2.95%, 2/1/30		29,000	25,964
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26		205,000	198,165
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33		192,000	199,224
Boeing Co. (The) 144A sr. unsec. bonds 6.858%, 5/1/54		69,000	74,999
Boeing Co. (The) 144A sr. unsec. bonds 6.528%, 5/1/34		53,000	56,381
Boeing Co. (The) 144A sr. unsec. notes 6.388%, 5/1/31		65,000	68,496
Boeing Co. (The) 144A sr. unsec. notes 6.298%, 5/1/29		8,000	8,335
Boeing Co. (The) 144A sr. unsec. notes 6.259%, 5/1/27		7,000	7,176
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		24,000	24,079
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 2/1/29 (Canada)		5,000	5,227
Bombardier, Inc. 144A sr. unsec. notes 7.25%, 7/1/31		10,000	10,342
Bombardier, Inc. 144A sr. unsec. notes 7.00%, 6/1/32 (Canada)		20,000	20,434
Bombardier, Inc. 144A sr. unsec. unsub. notes 8.75%, 11/15/30 (Canada)		60,000	65,015
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		85,000	88,902
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31		25,000	27,029
Clarios Global LP 144A sr. notes 6.75%, 5/15/28		15,000	15,380
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	155,000	163,947
Dornoch Debt Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 10/15/29		$45,000	35,683
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		35,000	33,886
GFL Environmental, Inc. 144A sr. notes 6.75%, 1/15/31 (Canada)		25,000	25,957
Graham Packaging Co., Inc. 144A company guaranty sr. unsec. sub. notes 7.125%, 8/15/28		80,000	79,325
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		80,000	74,372
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37		124,000	131,629
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		37,000	34,568
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		45,000	43,230
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		120,000	114,700
Manitowoc Co., Inc. (The) 144A company guaranty notes 9.25%, 10/1/31		60,000	63,075
MasTec, Inc. company guaranty sr. unsec. unsub. notes 5.90%, 6/15/29		46,000	47,244
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		100,000	99,750
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		25,000	25,177
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28		30,000	30,924
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		60,000	63,534
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		235,000	233,202
Spirit AeroSystems, Inc. company guaranty sr. unsec. unsub. notes 4.60%, 6/15/28		55,000	52,719
Spirit AeroSystems, Inc. 144A company guaranty sr. notes 9.75%, 11/15/30		105,000	116,776
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29		25,000	26,918
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		50,000	48,372
Terex Corp. 144A sr. unsec. notes 6.25%, 10/15/32		55,000	55,100
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		240,000	228,977
TransDigm, Inc. 144A company guaranty sr. notes 7.125%, 12/1/31		15,000	15,610
TransDigm, Inc. 144A company guaranty sr. notes 6.00%, perpetual maturity		90,000	90,069
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		65,000	67,020
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32		60,000	61,532
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.625%, 3/15/32		80,000	82,649
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.375%, 3/15/29		20,000	20,500

			3,937,786
Communication services (1.7%)
Altice France SA 144A company guaranty sr. notes 5.50%, 10/15/29 (France)		200,000	153,978
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)		103,000	90,508
American Tower Corp. sr. unsec. notes 3.125%, 1/15/27(R)		251,000	243,428
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)		106,000	96,730
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55		81,000	57,624
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33		189,000	155,815
AT&T, Inc. sr. unsec. unsub. bonds 2.25%, 2/1/32		128,000	107,885
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46		14,000	12,739
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		215,000	209,537
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		95,000	88,334
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32		120,000	108,079
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29		92,000	81,806
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50		73,000	53,140
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49		30,000	24,196
Connect Finco SARL/Connect US Finco, LLC 144A sr. notes 9.00%, 9/15/29 (Luxembourg)		200,000	184,825
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)		69,000	66,909
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)		82,000	79,722
Crown Castle, Inc. sr. unsec. notes 4.90%, 9/1/29(R)		105,000	104,903
Crown Castle, Inc. sr. unsec. notes 4.75%, 5/15/47(R)		31,000	27,731
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 8.875%, 2/1/30		30,000	30,213
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		135,000	132,769
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		85,000	78,296
EchoStar Corp. company guaranty sr. sub. notes Ser. ., 10.75%, 11/30/29		75,000	81,195
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)		220,000	204,512
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30		60,000	64,006
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 5.875%, 10/15/27		50,000	50,103
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30		75,000	82,687
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)		182,000	182,899
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 3.80%, 3/15/32 (Canada)		87,000	79,880
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		119,000	127,856
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30		8,000	7,645
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33		145,000	145,495
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		65,000	57,732
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29		138,000	130,143
Time Warner Cable Enterprises, LLC company guaranty sr. unsub. notes 8.375%, 7/15/33		67,000	76,969
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28		287,000	284,358
Zegona Finance PLC 144A sr. notes 8.625%, 7/15/29 (United Kingdom)		200,000	213,000

			3,977,647
Consumer cyclicals (4.1%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		146,000	141,630
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. notes 7.875%, 2/15/31		95,000	97,365
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		100,000	96,086
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		65,000	60,182
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. 144A company guaranty notes 7.00%, 4/15/30		51,000	47,570
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)		215,000	224,074
Bath & Body Works, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35		135,000	141,296
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)		45,000	44,154
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		80,000	71,937
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		195,000	181,936
Brunswick Corp/DE sr. unsec. notes 5.85%, 3/18/29		87,000	89,310
Caesars Entertainment, Inc. 144A company guaranty sr. notes 6.50%, 2/15/32		15,000	15,312
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		210,000	216,747
Caesars Entertainment, Inc. 144A sr. unsec. notes 6.00%, 10/15/32		35,000	34,433
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		140,000	131,948
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28		70,000	69,047
Carnival Corp. 144A company guaranty sr. notes 7.00%, 8/15/29		25,000	26,161
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 10.50%, 6/1/30		45,000	48,305
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		120,000	120,598
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		50,000	53,704
Carvana Co. 144A company guaranty sr. sub. notes 12.00%, 12/1/28(PIK)		70,000	74,767
Churchill Downs, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		90,000	89,421
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		70,000	68,499
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30		95,000	98,442
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		115,000	106,021
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.25%, 3/15/29		50,000	46,470
D.R. Horton, Inc. company guaranty sr. unsec. bonds 5.00%, 10/15/34		275,000	271,361
Dick's Sporting Goods, Inc. sr. unsec. bonds 4.10%, 1/15/52		115,000	86,610
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 144A sr. notes 6.625%, 12/15/30		125,000	126,538
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)		175,000	178,647
Foundation Building Materials, Inc. 144A company guaranty sr. unsec. notes 6.00%, 3/1/29		85,000	76,453
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27		82,000	77,865
Gray Television, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 11/15/31		80,000	47,717
Great Canadian Gaming Corp. 144A sr. notes 8.75%, 11/15/29 (Canada)		85,000	88,478
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity		110,000	118,354
Home Depot, Inc./The sr. unsec. unsub. bonds 5.30%, 6/25/54		59,000	59,652
Home Depot, Inc./The sr. unsec. unsub. notes 4.95%, 6/25/34		59,000	59,607
Hyatt Hotels Corp. sr. unsec. notes 5.375%, 12/15/31		70,000	70,739
Hyatt Hotels Corp. sr. unsec. notes 5.25%, 6/30/29		110,000	111,227
Hyundai Capital America 144A sr. unsec. notes 6.50%, 1/16/29 (South Korea)		140,000	148,052
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)		17,000	18,008
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)		46,000	46,798
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)		90,000	91,538
Hyundai Capital America 144A sr. unsec. notes 4.55%, 9/26/29 (South Korea)		50,000	49,135
Interpublic Group of Cos., Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31		72,000	62,127
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		65,000	60,880
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		150,000	133,292
LGI Homes, Inc. 144A company guaranty sr. unsec. notes 8.75%, 12/15/28		100,000	106,153
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.50%, 9/1/31		15,000	15,631
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		195,000	201,411
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		70,000	71,095
McGraw-Hill Education, Inc. 144A sr. notes 7.375%, 9/1/31		90,000	93,290
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		65,000	63,733
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		120,000	121,504
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30		65,000	62,553
NCL Corp., Ltd. 144A company guaranty sr. notes 8.125%, 1/15/29		30,000	31,860
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29		50,000	53,385
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		80,000	74,304
Netflix, Inc. sr. unsec. bonds 5.40%, 8/15/54		46,000	47,081
Netflix, Inc. sr. unsec. bonds 4.90%, 8/15/34		31,000	31,208
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		45,000	47,061
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		228,000	234,739
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		80,000	75,194
Nexstar Media, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/28		50,000	47,250
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31		80,000	84,693
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		50,000	49,351
Paramount Global sr. unsec. unsub. FRB 4.375%, 3/15/43		39,000	30,015
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29		69,000	65,748
Paramount Global sr. unsec. unsub. notes 3.70%, 6/1/28		115,000	109,137
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27		36,000	34,507
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		75,000	74,447
Pinewood Finco PLC 144A notes 6.00%, 3/27/30 (United Kingdom)	GBP	100,000	126,493
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company gauranty notes 6.25%, 1/15/28		$90,000	90,002
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32		15,000	15,337
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.00%, 2/1/33		125,000	126,649
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.625%, 9/30/31		55,000	55,139
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		20,000	20,069
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26		20,000	19,764
RR Donnelley & Sons Co. 144A sr. notes 9.50%, 8/1/29		120,000	123,369
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30		50,000	41,819
Sands China, Ltd. sr. unsec. sub. notes 3.80%, 1/8/26 (Hong Kong)		200,000	196,165
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		75,000	73,053
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		115,000	113,526
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		135,000	116,968
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		85,000	87,844
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 6.625%, 5/1/32		35,000	35,894
Specialty Building Products Holdings, LLC/ SBP Finance Corp. 144A sr. notes 7.75%, 10/15/29		35,000	35,987
Standard Industies Solutions, Inc./NY 144A sr. unsec. notes 6.50%, 8/15/32		55,000	56,304
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		130,000	121,031
Station Casinos, LLC 144A company guaranty sr. unsec. sub. notes 6.625%, 3/15/32		70,000	70,230
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		40,000	36,179
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27		200,000	186,706
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		115,000	114,928
Taylor Morrison Communities, Inc. 144A company guaranty sr. unsec. notes 5.875%, 6/15/27		30,000	30,377
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		60,000	58,604
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		35,000	35,233
Toll Brothers Finance Corp. company guaranty sr. unsec. notes 3.80%, 11/1/29		92,000	87,596
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28		75,000	73,782
Viking Cruises, Ltd. 144A sr. unsec. notes 9.125%, 7/15/31		80,000	86,666
Viking Cruises, Ltd. 144A sr. unsec. notes 7.00%, 2/15/29		30,000	30,320
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27		356,000	344,850
Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 4.875%, 9/15/28		15,000	14,336
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		135,000	136,125
White Cap Parent, LLC 144A sr. unsec. notes 8.25%, 3/15/26(PIK)		30,000	30,040
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. bonds 5.125%, 10/1/29		90,000	87,758
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		185,000	195,551

			9,278,537
Consumer staples (1.4%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		80,000	72,726
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 6.125%, 6/15/29 (Canada)		30,000	30,525
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		95,000	93,103
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		200,000	197,300
Ashtead Capital, Inc. 144A notes 4.00%, 5/1/28		200,000	193,556
Avis Budget Finance PLC 144A sr. unsec. notes 7.25%, 7/31/30	EUR	100,000	109,909
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		$105,000	97,203
Chobani Holdco, LLC 144A sr. unsec. notes 8.75%, 10/1/29		25,000	26,470
Chobani, LLC/Chobani Finance Corp., Inc. 144A sr. unsec. notes 7.625%, 7/1/29		80,000	84,310
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 6.625%, 7/15/30		45,000	46,111
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 4.75%, 1/15/29		75,000	72,633
Energizer Gamma Acquisition BV company guaranty sr. unsec. notes Ser. REGS, 3.50%, 6/30/29	EUR	100,000	100,683
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 4.375%, 3/31/29		$30,000	28,214
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28		70,000	73,092
EquipmentShare.com, Inc. 144A notes 8.625%, 5/15/32		50,000	52,450
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.20%, 11/1/46		67,000	57,243
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		105,000	98,452
Gates Corp./The 144A sr. unsec. notes 6.875%, 7/1/29		10,000	10,276
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/27		250,000	243,247
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 6.625%, 6/15/29		40,000	41,003
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		130,000	129,465
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL company guaranty sr. unsec. notes 6.75%, 3/15/34 (Luxembourg)		161,000	175,504
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)		187,000	172,506
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33		251,000	252,747
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53		46,000	45,019
Kroger Co. (The) sr. unsec. notes 4.70%, 8/15/26		182,000	182,612
Mars, Inc. 144A sr. unsec. unsub. notes 4.65%, 4/20/31		38,000	37,966
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		45,000	40,762
Philip Morris International, Inc. sr. unsec. unsub. notes 5.125%, 2/15/30		223,000	227,119
Philip Morris International, Inc. sr. unsec. unsub. notes 4.75%, 11/1/31		110,000	109,280
United Rentals North America, Inc. 144A company guaranty sr. unsec. notes 6.125%, 3/15/34		60,000	60,970
US Foods, Inc. 144A company guaranty sr. unsec. notes 7.25%, 1/15/32		20,000	20,901
US Foods, Inc. 144A sr. unsec. notes 5.75%, 4/15/33		55,000	54,443
Wayfair, LLC 144A company guaranty sr. sub. notes 7.25%, 10/31/29		60,000	60,954

			3,298,754
Energy (3.3%)
6297782 LLC 144A company guaranty sr. unsec. bonds 5.584%, 10/1/34		69,000	69,013
6297782 LLC 144A company guaranty sr. unsec. notes 5.026%, 10/1/29		133,000	132,010
Aker BP ASA 144A sr. unsec. bonds 5.80%, 10/1/54 (Norway)		100,000	96,458
Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 7.20%, 1/15/32 (Canada)		124,000	138,888
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29		256,000	249,387
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32		78,000	68,723
Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 6.75%, 4/15/29		175,000	177,774
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		55,000	55,217
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.625%, 11/1/30		10,000	10,604
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28		45,000	47,026
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31		85,000	90,215
Columbia Pipelines Operating Co., LLC 144A sr. unsec. bonds 6.544%, 11/15/53		73,000	80,815
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30		72,000	75,017
Coronado Finance Pty, Ltd. 144A company guaranty sr. sub. notes 9.25%, 10/1/29 (Australia)		25,000	25,765
DT Midstream, Inc. 144A sr. bonds 5.80%, 12/15/34		175,000	178,230
Ecopetrol SA sr. unsec. unsub. notes 6.875%, 4/29/30 (Colombia)		170,000	167,178
Expand Energy Corp. company guaranty sr. unsec. notes 5.375%, 3/15/30		210,000	208,622
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30		115,000	113,058
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		115,000	113,088
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 6.50%, 6/1/29		35,000	35,885
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 5.375%, 4/24/30 (Kazakhstan)		220,000	217,751
KazMunayGas National Co. JSC sr. unsec. unsub. bonds Ser. REGS, 6.375%, 10/24/48 (Kazakhstan)		200,000	192,578
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		80,000	79,904
Kraken Oil & Gas Partners, LLC 144A sr. unsec. notes 7.625%, 8/15/29		115,000	114,292
Matador Resources Co. 144A company guaranty sr. unsec. notes 6.25%, 4/15/33		120,000	118,643
Matador Resources Co. 144A sr. unsec. notes 6.50%, 4/15/32		90,000	90,361
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 8.875%, 8/15/31		115,000	111,208
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27		195,000	195,767
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		420,000	430,434
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31		86,000	96,028
Occidental Petroleum Corp. sr. unsec. unsub. bonds 5.55%, 10/1/34		256,000	254,751
Occidental Petroleum Corp. sr. unsec. unsub. notes 5.20%, 8/1/29		100,000	100,409
ONEOK, Inc. company guaranty sr. unsec. notes 4.75%, 10/15/31		155,000	152,882
ONEOK, Inc. company guaranty sr. unsec. sub. bonds 6.05%, 9/1/33		30,000	31,614
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32		117,000	123,862
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33		31,000	32,529
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28		53,000	54,075
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/25		42,000	42,133
Permian Resources Operating, LLC 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/26		75,000	74,885
Pertamina Persero PT sr. unsec. unsub. notes Ser. REGS, 2.30%, 2/9/31 (Indonesia)		220,000	187,624
Petroleos Mexicanos company guaranty sr. unsec. notes Ser. REGS, 10.00%, 2/7/33 (Mexico)		100,000	106,328
Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 6.75%, 9/21/47 (Mexico)		30,000	21,541
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)		100,000	86,078
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)		170,000	166,951
Petronas Capital, Ltd. company guaranty sr. unsec. unsub. bonds Ser. REGS, 2.48%, 1/28/32 (Malaysia)		300,000	256,760
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		47,000	47,041
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)		50,000	50,086
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		105,000	99,570
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 144A sr. unsec. notes 7.875%, 11/1/28		80,000	83,586
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		65,000	65,198
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		30,000	30,084
SM Energy Co. 144A sr. unsec. notes 7.00%, 8/1/32		120,000	120,673
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28		141,000	140,428
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31		139,000	136,249
Transocean Aquila, Ltd. 144A company guaranty sr. notes 8.00%, 9/30/28		18,154	18,712
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)		120,000	123,618
Transocean, Inc. company guaranty sr. unsec. unsub. bonds 6.80%, 3/15/38		70,000	58,647
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30		365,000	373,909
Venture Global LNG, Inc. 144A jr. unsec. sub. bonds 9.00%, 9/30/54		80,000	82,956
Venture Global LNG, Inc. 144A sr. notes 9.875%, 2/1/32		70,000	77,885
Venture Global LNG, Inc. 144A sr. notes 9.50%, 2/1/29		75,000	83,829
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31		105,000	110,738
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28		40,000	41,832
Viper Energy, Inc. 144A sr. unsec. sub. notes 7.375%, 11/1/31		95,000	99,279
Viper Energy, Inc. 144A sr. unsec. sub. notes 5.375%, 11/1/27		35,000	34,829
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.875%, 4/15/32		90,000	88,610
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.75%, 7/31/29		20,000	20,105

			7,460,225
Financials (6.0%)
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. notes 7.50%, 11/6/30		85,000	86,797
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. unsec. notes 8.50%, 6/15/29		85,000	88,554
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)		205,000	181,960
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 5.10%, 1/19/29 (Ireland)		150,000	151,409
AerCap Ireland Capital DAC/AerCap Global Aviation Trust jr. sub. bonds 6.95%, 3/10/55 (Ireland)		150,000	155,596
Air Lease Corp. sr. unsec. notes Ser. MTN, 3.00%, 2/1/30		189,000	171,981
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28		51,000	50,781
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29		138,000	128,733
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 7.00%, 1/15/31		115,000	116,884
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 7.375%, 10/1/32		25,000	25,182
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 5.875%, 11/1/29		105,000	101,291
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		171,000	192,295
Apollo Commercial Real Estate Finance, Inc. 144A company guaranty sr. notes 4.625%, 6/15/29		80,000	71,314
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27		77,000	79,772
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26		228,000	224,988
Aretec Group, Inc. 144A company guaranty sr. sub. notes 10.00%, 8/15/30		25,000	27,703
Athene Global Funding 144A notes 5.526%, 7/11/31		205,000	210,251
Athene Holding, Ltd. sr. unsec. bonds 6.25%, 4/1/54		25,000	26,339
Athene Holding, Ltd. sr. unsec. bonds 5.875%, 1/15/34		174,000	180,411
Australia and New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)		245,000	210,578
Aviation Capital Group, LLC 144A sr. unsec. notes 5.375%, 7/15/29		156,000	158,619
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)		200,000	200,103
Bank of America Corp. sr. unsec. bonds 5.468%, 1/23/35		203,000	208,605
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37		404,000	365,619
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37		100,000	106,869
Bank of America Corp. unsec. sub. notes Ser. MTN, 5.425%, 8/15/35		356,000	355,917
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)		46,000	44,085
Blackstone Private Credit Fund sr. unsec. unsub. notes 3.25%, 3/15/27		93,000	88,901
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)		200,000	170,275
CaixaBank SA 144A sr. unsec. notes 5.673%, 3/15/30 (Spain)		200,000	203,572
Capital One Financial Corp. sr. unsec. unsub. FRN 7.624%, 10/30/31		78,000	87,234
Citigroup, Inc. jr. unsec. sub. bonds Ser. CC, 7.125%, 5/29/74		114,000	117,567
Citigroup, Inc. sub. unsec. bonds 6.174%, 5/25/34		46,000	48,174
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46		178,000	161,798
CNA Financial Corp. sr. unsec. notes 5.125%, 2/15/34		81,000	81,329
CNO Financial Group, Inc. sr. unsec. bonds 6.45%, 6/15/34		214,000	225,526
CNO Global Funding 144A notes 4.95%, 9/9/29		85,000	85,091
Commonwealth Bank of Australia 144A unsec. sub. notes 5.837%, 3/13/34 (Australia)		295,000	306,171
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29		115,000	111,025
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 9.25%, 12/15/28		95,000	101,317
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)		170,000	161,380
Deutsche Bank AG/New York, NY unsec. sub. FRB 3.729%, 1/14/32 (Germany)		200,000	176,917
Encore Capital Group, Inc. 144A company guaranty sr. notes 8.50%, 5/15/30		60,000	63,706
EPR Properties company guaranty sr. unsec. unsub. notes 4.50%, 6/1/27(R)		43,000	42,349
F&G Annuities & Life, Inc. company guaranty sr. unsec. notes 6.50%, 6/4/29		110,000	113,327
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51		69,000	45,159
Fifth Third Bancorp sr. unsec. notes 4.895%, 9/6/30		5,000	4,980
Fifth Third Bancorp sr. unsec. unsub. FRN 6.339%, 7/27/29		138,000	144,424
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28		192,000	199,047
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27		205,000	207,630
Freedom Mortgage Corp. 144A sr. unsec. notes 12.00%, 10/1/28		165,000	179,499
Freedom Mortgage Corp. 144A sr. unsec. sub. notes 6.625%, 1/15/27		30,000	29,948
General Motors Financial Co., Inc. sr. sub. notes 5.80%, 1/7/29		105,000	108,030
General Motors Financial Co., Inc. sr. unsec. notes 4.90%, 10/6/29		76,000	75,717
GGAM Finance, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 2/15/27 (Ireland)		30,000	31,096
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 6.75%, 12/1/33(R)		11,000	11,859
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26(R)		182,000	182,187
Goldman Sachs Group, Inc. (The) jr. unsec. sub. bonds Ser. Y, 6.125%, 9/26/54		285,000	286,132
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30		80,000	83,067
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)		200,000	204,125
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29		130,000	128,830
Jane Street Group/JSG Finance, Inc. 144A sr. notes 6.125%, 11/1/32		105,000	105,512
Jefferies Financial Group, Inc. sr. unsec. notes Ser. MTN, 5.15%, 9/15/25		145,000	145,013
Jefferies Financial Group, Inc. sr. unsec. notes 6.20%, 4/14/34		64,000	67,441
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29		95,000	101,512
Jones Deslauriers Insurance Management, Inc. 144A sr. notes 8.50%, 3/15/30 (Canada)		35,000	37,177
Jones Deslauriers Insurance Management, Inc. 144A sr. unsec. notes 10.50%, 12/15/30 (Canada)		75,000	81,496
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity		164,000	163,558
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 5.785%, 5/15/47		78,000	72,661
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33		198,000	205,268
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29		13,000	12,444
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		90,000	87,671
Lloyds Banking Group PLC unsec. sub. FRB 3.369%, 12/14/46 (United Kingdom)		200,000	144,988
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28		91,000	96,499
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.50%, 3/26/31 (United Kingdom)		15,000	15,605
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.40%, 3/26/29 (United Kingdom)		10,000	10,349
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70		136,000	94,211
Metropolitan Life Global Funding I 144A sr. notes 2.95%, 4/9/30		325,000	297,998
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29		247,000	249,474
Morgan Stanley sr. unsec. sub. bonds 5.942%, 2/7/39		103,000	105,503
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34		26,000	26,831
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 7.125%, 2/1/32		75,000	77,446
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		155,000	150,785
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)		200,000	202,227
OneMain Finance Corp. company guaranty sr. unsec. notes 7.50%, 5/15/31		70,000	72,937
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 11/15/31		10,000	10,308
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		40,000	40,840
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		165,000	160,755
PHH Escrow Issuer, LLC 144A sr. unsec. notes 9.875%, 11/1/29		165,000	159,819
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33		197,000	189,516
PRA Group, Inc. 144A company guaranty sr. unsec. notes 8.875%, 1/31/30		145,000	152,591
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)		53,000	46,919
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 7.25%, 7/15/28		20,000	20,771
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 6.50%, 4/1/32		85,000	86,470
Truist Financial Corp. sr. unsec. unsub. bonds Ser. MTN, 5.711%, 1/24/35		134,000	138,294
UBS Group AG 144A jr. unsec. sub. bonds 6.85%, 9/10/54 (Switzerland)		325,000	321,558
UBS Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)		250,000	242,487
UBS Group AG 144A sr. unsec. FRB 9.016%, 11/15/33 (Switzerland)		250,000	308,431
US Bancorp unsec. sub. FRB 2.491%, 11/3/36		211,000	174,947
VICI Properties LP sr. unsec. unsub. bonds 5.75%, 4/1/34(R)		106,000	108,353
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)		115,000	114,415
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 4.50%, 1/15/28(R)		133,000	130,406
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.875%, 2/15/29(R)		128,000	121,305
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)		41,000	39,762
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38		250,000	282,123
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)		78,000	71,859
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)		69,000	51,288
XHR LP 144A company guaranty sr. unsec. notes 6.625%, 5/15/30		25,000	25,407

			13,813,255
Government (0.1%)
Transnet SOC, Ltd. sr. unsec. notes Ser. REGS, 8.25%, 2/6/28 (South Africa)		200,000	205,283

			205,283
Health care (1.9%)
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		81,000	71,805
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63		267,000	272,037
AthenaHealth Group, Inc. 144A sr. unsec. notes 6.50%, 2/15/30		90,000	86,213
Bausch & Lomb Escrow Corp. 144A sr. notes 8.375%, 10/1/28 (Canada)		50,000	52,323
Centene Corp. sr. unsec. sub. notes 2.625%, 8/1/31		155,000	129,677
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		80,000	74,350
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 10.875%, 1/15/32		65,000	67,721
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		155,000	150,140
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30		30,000	25,628
Concentra Escrow Issuer Corp. 144A sr. unsec.notes 6.875%, 7/15/32		25,000	25,788
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38		197,000	179,043
DaVita Inc. 144A company guaranty sr. unsec. notes 6.875%, 9/1/32		180,000	186,041
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		75,000	77,600
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53		72,000	69,031
Endo Finance Holdings, Inc. 144A sr. notes 8.50%, 4/15/31		40,000	42,627
GE HealthCare Technologies, Inc. company guaranty sr. unsub. notes 5.65%, 11/15/27		110,000	113,205
Grifols SA company guaranty sr. unsec. notes 3.875%, 10/15/28 (Spain)	EUR	110,000	101,686
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		$23,000	23,067
HCA, Inc. company guaranty sr. unsec. bonds 6.00%, 4/1/54		79,000	80,131
HCA, Inc. company guaranty sr. unsec. bonds 5.60%, 4/1/34		60,000	60,697
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32		39,000	35,177
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28		156,000	159,864
Icon Investments Six DAC company guaranty sr. notes 5.809%, 5/8/27 (Ireland)		200,000	203,936
Illumina, Inc. sr. unsec. sub. notes 4.65%, 9/9/26		86,000	85,722
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		200,000	190,131
Medline Borrower LP 144A sr. notes 3.875%, 4/1/29		80,000	75,053
Medline Borrower LP 144A sr. unsec. notes 5.25%, 10/1/29		45,000	43,970
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)		106,000	104,863
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)		270,000	267,258
Royalty Pharma PLC company guaranty sr. unsec. bonds 5.40%, 9/2/34		85,000	84,623
Royalty Pharma PLC company guaranty sr. unsec. notes 5.15%, 9/2/29		88,000	88,606
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		110,000	108,507
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		30,000	29,511
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		220,000	201,278
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27		185,000	183,455
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30		275,000	276,751
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		230,000	236,720
Wyeth, LLC company guaranty sr. unsec. bonds 5.95%, 4/1/37		8,000	8,620
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30		72,000	62,591

			4,335,446
Technology (1.7%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28		50,000	49,588
AppLovin Corp. sr. unsec. sub. bonds 5.95%, 12/1/54		11,000	11,304
AppLovin Corp. sr. unsec. sub. notes 5.375%, 12/1/31		116,000	117,192
AppLovin Corp. sr. unsec. sub. notes 5.125%, 12/1/29		26,000	26,185
Atlassian Corp. sr. unsec. bonds 5.50%, 5/15/34		30,000	30,695
Atlassian Corp. sr. unsec. notes 5.25%, 5/15/29		57,000	58,131
Broadcom, Inc. sr. unsec. notes 5.05%, 7/12/29		251,000	253,877
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36		78,000	64,151
Cisco Systems, Inc. sr. unsec. bonds 5.30%, 2/26/54		95,000	97,454
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29		40,000	40,534
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29		75,000	73,742
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		30,000	29,383
CommScope, Inc. 144A company guaranty sr. unsec. notes 7.125%, 7/1/28		35,000	29,631
CommScope, LLC 144A company guaranty sr. notes 6.00%, 3/1/26		55,000	54,082
Flex, Ltd. sr. unsec. notes 5.25%, 1/15/32		133,000	133,376
Fortress Intermediate 3, Inc. 144A sr. notes 7.50%, 6/1/31		65,000	67,443
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		180,000	166,649
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29		27,000	25,241
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.60%, 10/15/54		97,000	96,303
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.00%, 10/15/34		48,000	47,380
Hewlett Packard Enterprise Co. sr. unsec. notes 4.85%, 10/15/31		97,000	96,113
Hewlett Packard Enterprise Co. sr. unsec. notes 4.55%, 10/15/29		83,000	82,216
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		75,000	72,046
McAfee Corp. 144A sr. unsec. notes 7.375%, 2/15/30		190,000	184,913
Meta Platforms, Inc. sr. unsec. bonds 5.75%, 5/15/63		159,000	169,022
Meta Platforms, Inc. sr. unsec. bonds 5.55%, 8/15/64		146,000	150,862
Meta Platforms, Inc. sr. unsec. bonds 5.40%, 8/15/54		257,000	262,596
Meta Platforms, Inc. sr. unsec. notes 4.75%, 8/15/34		146,000	146,017
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30		202,000	186,900
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41		206,000	166,715
Oracle Corp. sr. unsec. unsub. bonds 6.50%, 4/15/38		50,000	55,265
RingCentral, Inc. 144A sr. unsec. notes 8.50%, 8/15/30		20,000	21,248
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		65,000	61,573
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51		167,000	112,781
Seagate HDD Cayman company guaranty sr. unsec. notes 3.125%, 7/15/29 (Cayman Islands)		30,000	26,191
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31		215,000	192,709
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30		176,000	148,046
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		145,000	135,647
UKG, Inc. 144A sr. notes 6.875%, 2/1/31		90,000	92,581
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		80,000	73,504

			3,909,286
Transportation (0.5%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		72,500	72,527
AS Mileage Plan IP, Ltd. 144A sr. notes 5.021%, 10/20/29 (Cayman Islands)		190,000	185,743
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27		320,000	317,230
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.30%, 4/3/29 (Ireland)		290,000	293,552
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		80,000	76,935
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 7.125%, 8/1/32		100,000	104,044
Westinghouse Air Brake Technologies Corp. company guaranty sr. unsec. unsub. bonds 5.611%, 3/11/34		189,000	195,585

			1,245,616
Utilities and power (2.9%)
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31		120,000	101,760
Alexander Funding Trust II 144A sr. notes 7.467%, 7/31/28		100,000	106,682
American Electric Power Co., Inc. sr. unsec. unsub. bonds 5.625%, 3/1/33		164,000	169,562
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28		77,000	75,994
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32		42,000	36,352
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31		65,000	61,672
CenterPoint Energy Resources Corp. sr. unsec. unsub. bonds 5.40%, 7/1/34		69,000	70,881
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42		28,000	24,393
Constellation Energy Generation, LLC sr. unsec. bonds 6.50%, 10/1/53		74,000	82,720
Constellation Energy Generation, LLC sr. unsec. bonds 6.125%, 1/15/34		30,000	32,228
Constellation Energy Generation, LLC sr. unsec. bonds 5.75%, 3/15/54		133,000	136,409
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28		243,000	249,960
Duke Energy Carolinas, LLC sr. mtge. notes 4.25%, 12/15/41		61,000	54,050
Duke Energy Corp. sr. unsec. bonds 5.80%, 6/15/54		25,000	25,614
Duke Energy Corp. sr. unsec. notes 5.45%, 6/15/34		34,000	34,863
Duke Energy Corp. sr. unsec. notes 4.85%, 1/5/29		246,000	247,399
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29		20,000	19,307
Electricite De France SA 144A sr. unsec. unsub. bonds 4.75%, 10/13/35 (France)		159,000	152,345
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)		64,000	63,485
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		220,000	217,730
Energy Transfer LP sr. unsec. notes 5.25%, 7/1/29		279,000	283,314
Energy Transfer LP sr. unsec. unsub. notes 6.50%, 2/1/42		14,000	15,104
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27		243,000	245,375
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28		92,000	94,113
Eversource Energy sr. unsec. unsub. notes 5.125%, 5/15/33		156,000	155,474
Exelon Corp. sr. unsec. unsub. bonds 5.45%, 3/15/34		106,000	108,675
Exelon Corp. sr. unsec. unsub. notes 5.15%, 3/15/29		246,000	249,984
FirstEnergy Transmission, LLC 144A sr. unsec. notes 4.55%, 1/15/30		50,000	49,248
Georgia Power Co. sr. unsec. unsub. bonds 5.25%, 3/15/34		42,000	43,033
Georgia Power Co. sr. unsec. unsub. notes 4.95%, 5/17/33		134,000	134,770
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32		157,000	182,234
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25		174,000	174,498
NiSource, Inc. sr. unsec. unsub. notes 5.20%, 7/1/29		174,000	177,055
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 6.25%, 11/1/34		80,000	80,041
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity		70,000	77,817
NRG Energy, Inc. 144A sr. notes 2.45%, 12/2/27		133,000	123,547
NRG Energy, Inc. 144A sr. notes 2.00%, 12/2/25		18,000	17,421
Oncor Electric Delivery Co., LLC sr. bonds 4.95%, 9/15/52		198,000	188,212
Pacific Gas and Electric Co. notes 2.10%, 8/1/27		36,000	33,606
Pacific Gas and Electric Co. sr. bonds 6.95%, 3/15/34		22,000	24,627
Pacific Gas and Electric Co. sr. bonds 6.75%, 1/15/53		110,000	123,701
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32		61,000	63,774
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50		64,000	57,427
Pacific Gas and Electric Co. sr. notes 5.55%, 5/15/29		31,000	31,754
Pacific Gas and Electric Co. sr. notes 3.30%, 12/1/27		170,000	162,765
PacifiCorp sr. bonds 2.70%, 9/15/30		73,000	65,009
PG&E Corp. jr. unsec. sub. bonds 7.375%, 3/15/55		45,000	46,618
PG&E Corp. sr. sub. notes 5.25%, 7/1/30		145,000	142,613
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53		86,000	86,720
Sempra Energy sr. unsec. unsub. bonds 5.50%, 8/1/33		73,000	75,205
Southern Co. (The) sr. unsec. bonds 5.70%, 3/15/34		125,000	131,040
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29		31,000	31,972
Southern Co. Gas Capital Corp. company guaranty sr. unsec. unsub. notes 4.95%, 9/15/34		145,000	144,024
Virginia Electric and Power Co. sr. unsec. unsub. notes 5.05%, 8/15/34		128,000	128,633
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, 10/15/51		65,000	66,801
Vistra Operations Co., LLC 144A company guaranty sr. notes 6.00%, 4/15/34		89,000	92,466
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.70%, 1/30/27		151,000	147,390
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 6.875%, 4/15/32		45,000	46,727
Vistra Operations Co., LLC 144A sr. bonds 6.95%, 10/15/33		145,000	159,658
Vistra Operations Co., LLC 144A sr. bonds 5.70%, 12/30/34		170,000	172,642
Vistra Operations Co., LLC 144A sr. unsec. notes 7.75%, 10/15/31		135,000	143,503

			6,541,996

Total corporate bonds and notes (cost $60,933,346)			$62,788,672

COMMON STOCKS (27.2%)(a)
	Shares	Value
Basic materials (1.0%)
American Woodmark Corp.(NON)	159	$14,434
Andersons, Inc. (The)	269	12,842
Archer-Daniels-Midland Co.	906	49,468
Arcosa, Inc.	43	4,672
Atkore, Inc.	50	4,716
Avient Corp.	190	9,738
BASF SE (Germany)	1,857	83,450
Beacon Roofing Supply, Inc.(NON)	46	5,199
BHP Group, Ltd. (ASE Exchange) (Australia)	6,533	172,270
BHP Group, Ltd. (London Exchange) (Australia)	376	9,952
Boise Cascade Co.	179	26,420
Carpenter Technology Corp.	36	6,985
CF Industries Holdings, Inc.	581	52,092
Cie de Saint-Gobain SA (France)	996	90,944
Commercial Metals Co.	77	4,750
Constellium SE (France)(NON)	1,553	19,040
Dole PLC (Ireland)	1,188	17,903
Dow, Inc.	1,006	44,475
DuPont de Nemours, Inc.	549	45,891
Eastman Chemical Co.	470	49,218
Fortescue, Ltd. (Australia)	7,091	87,910
Freeport-McMoRan, Inc.	3,517	155,451
Fresh Del Monte Produce, Inc.	365	12,319
Frontdoor, Inc.(NON)	487	28,538
Gibraltar Industries, Inc.(NON)	58	4,202
Hecla Mining Co.	778	4,295
Holcim AG (Switzerland)	1,116	113,742
Huntsman Corp.	2,465	48,265
Ingevity Corp.(NON)	119	5,780
Innospec, Inc.	128	15,182
Kaiser Aluminum Corp.	57	4,633
Latham Group, Inc.(NON)	792	5,251
Limbach Holdings, Inc.(NON)	91	9,054
Louisiana-Pacific Corp.	417	49,289
LyondellBasell Industries NV Class A	3,732	311,025
Mativ Holdings, Inc.	322	4,234
Minerals Technologies, Inc.	294	23,982
Mosaic Co. (The)	1,854	49,057
Mueller Industries, Inc.	89	7,189
NewMarket Corp.	91	48,554
OCI NV (Netherlands)	1,723	20,137
Orion SA (Luxembourg)	256	4,716
Perimeter Solutions, Inc.(NON)	311	3,981
PPG Industries, Inc.	391	48,629
Primoris Services Corp.	347	29,047
Proto Labs, Inc.(NON)	143	5,890
Rayonier Advanced Materials, Inc.(NON)	503	4,431
Rio Tinto PLC (United Kingdom)	2,168	136,308
Rio Tinto, Ltd. (Australia)	158	12,230
Shin-Etsu Chemical Co., Ltd. (Japan)	3,000	111,325
Sterling Construction Co., Inc.(NON)	161	31,306
Sylvamo Corp.	283	26,118
Tutor Perini Corp.(NON)	490	13,318
UFP Industries, Inc.	239	32,480
Worthington Steel, Inc.	123	5,515

		2,197,842
Capital goods (0.9%)
ABB, Ltd. (Switzerland)	1,535	87,632
Adient PLC(NON)	457	8,788
AeroVironment, Inc.(NON)	18	3,501
Airtac International Group (Taiwan)	1,000	24,468
Alamo Group, Inc.	25	4,999
Albany International Corp. Class A	59	4,891
Allison Transmission Holdings, Inc.	420	49,770
American Axle & Manufacturing Holdings, Inc.(NON)	2,437	16,109
Applied Industrial Technologies, Inc.	71	19,505
Argan, Inc.	77	12,007
Belden, Inc.	173	21,175
Caterpillar, Inc.	137	55,637
Columbus McKinnon Corp./NY	121	4,754
Cummins, Inc.	138	51,756
Eaton Corp. PLC	127	47,678
Enviri Corp.(NON)	597	4,418
Federal Signal Corp.	48	4,676
Franklin Electric Co., Inc.	43	4,657
GEA Group AG (Germany)	342	17,125
Gentherm, Inc.(NON)	98	4,126
Hitachi, Ltd. (Japan)	3,800	95,763
Honeywell International, Inc.	200	46,586
Hyster-Yale, Inc.	125	7,030
Interface, Inc.	800	21,240
Komatsu, Ltd. (Japan)	3,400	92,059
Lockheed Martin Corp.	1,336	707,292
Mitsubishi Electric Corp. (Japan)	600	10,188
Moog, Inc. Class A	21	4,647
Mueller Water Products, Inc. Class A	206	5,158
nLight, Inc.(NON)	392	4,257
O-I Glass, Inc.(NON)	330	4,158
Obayashi Corp. (Japan)	1,600	22,863
Powell Industries, Inc.	78	20,856
RTX Corp.	416	50,681
Sandvik AB (Sweden)	778	14,399
Steelcase, Inc. Class A	303	4,081
Tennant Co.	45	3,977
Terex Corp.	357	19,560
Vertiv Holdings Co. Class A	3,316	423,122
Vinci SA (France)	1,194	126,198
Watts Water Technologies, Inc. Class A	120	25,895

		2,157,682
Communication services (1.0%)
AT&T, Inc.	33,502	775,906
Comcast Corp. Class A	19,677	849,850
Credo Technology Group Holding, Ltd.(NON)	315	15,422
Crown Castle, Inc.(R)	294	31,238
HKT Trust & HKT, Ltd. (Units) (Hong Kong)	60,000	74,652
InterDigital, Inc.	156	30,570
KDDI Corp. (Japan)	2,000	66,105
Koninklijke KPN NV (Netherlands)	3,682	14,284
Lumen Technologies, Inc.(NON)	3,658	26,850
Preformed Line Products Co.	23	3,128
Telia Co. AB (Sweden)	1,764	5,172
Telstra Group, Ltd. (Australia)	32,349	83,306
Ubiquiti, Inc.	194	67,219
Verizon Communications, Inc.	2,274	100,829
Vodafone Group PLC (United Kingdom)	127,667	115,186

		2,259,717
Conglomerates (0.3%)
3M Co.	1,732	231,274
Marubeni Corp. (Japan)	3,800	57,355
Mitsubishi Corp. (Japan)	6,500	110,071
Mitsui & Co., Ltd. (Japan)	6,200	130,289
Siemens AG (Germany)	519	100,820
SPX Technologies, Inc.(NON)	36	6,352

		636,161
Consumer cyclicals (3.3%)
Abercrombie & Fitch Co. Class A(NON)	229	34,279
Adecco Group AG (Switzerland)	2,512	67,079
Alarm.com Holdings, Inc.(NON)	76	4,951
Amazon.com, Inc.(NON)	7,844	1,630,689
American Eagle Outfitters, Inc.	597	11,486
Apogee Enterprises, Inc.	241	20,295
Aristocrat Leisure, Ltd. (Australia)	1,685	74,723
Arrowhead Pharmaceuticals, Inc.(NON)	219	5,701
Automatic Data Processing, Inc.	2,690	825,642
Barrett Business Services, Inc.	102	4,377
Bayerische Motoren Werke AG (Germany)	1,110	82,557
Best Buy Co., Inc.	570	51,300
Blue Bird Corp.(NON)	356	14,471
BlueLinx Holdings, Inc.(NON)	90	11,313
Booking Holdings, Inc.	15	78,030
BrightView Holdings, Inc.(NON)	416	7,114
Buckle, Inc. (The)	99	5,157
Caleres, Inc.	125	3,884
Carter's, Inc.	892	48,676
Cimpress PLC (Ireland)(NON)	160	12,848
Clorox Co. (The)	286	47,811
Daktronics, Inc.(NON)	457	7,038
Dana, Inc.	734	7,340
Evolution AB (Sweden)	44	3,839
Expedia Group, Inc.(NON)	241	44,493
Fast Retailing Co., Ltd. (Japan)	100	34,267
Ford Motor Co.	67,343	749,528
Forestar Group, Inc.(NON)	330	9,851
G-III Apparel Group, Ltd.(NON)	149	4,415
Gap, Inc. (The)	2,155	52,259
GMS, Inc.(NON)	71	7,125
Golden Entertainment, Inc.	159	5,365
Goodyear Tire & Rubber Co. (The)(NON)	470	5,048
H & M Hennes & Mauritz AB Class B (Sweden)	1,275	17,698
Hermes International (France)	9	19,644
Home Depot, Inc. (The)	111	47,633
Host Hotels & Resorts, Inc.(R)	2,773	51,079
Hovnanian Enterprises, Inc. Class A(NON)	105	20,644
Industria de Diseno Textil SA (Spain)	2,541	140,221
International Game Technology PLC	1,005	19,326
Isuzu Motors, Ltd. (Japan)	1,500	20,009
J. Jill, Inc.	314	8,666
KB Home	229	18,947
Kering SA (France)	36	8,430
Kimberly-Clark Corp.	351	48,912
La Francaise des Jeux SAEM (France)	2,162	85,497
Las Vegas Sands Corp.	1,008	53,484
Laureate Education, Inc.(NON)	281	5,339
LegalZoom.com, Inc.(NON)	1,164	9,231
Lennar Corp. Class B	302	49,779
LiveRamp Holdings, Inc.(NON)	837	25,411
LVMH Moet Hennessy Louis Vuitton SA (France)	40	25,076
M/I Homes, Inc.(NON)	158	26,075
Magnite, Inc.(NON)	664	11,149
Mastercard, Inc. Class A	94	50,096
Mercedes-Benz Group AG (Germany)	1,750	98,384
Meritage Homes Corp.	51	9,745
Modine Manufacturing Co.(NON)	69	9,370
Netflix, Inc.(NON)	58	51,435
New York Times Co. (The) Class A	837	45,416
Nike, Inc. Class B	664	52,303
Nintendo Co., Ltd. (Japan)	2,400	140,856
Owens Corning	252	51,816
Pandora A/S (Denmark)	512	82,614
Payoneer Global, Inc.(NON)	418	4,560
PROG Holdings, Inc.	458	22,286
Publicis Groupe SA (France)	998	108,413
RE/MAX Holdings, Inc. Class A(NON)	341	4,488
Red Rock Resorts, Inc. Class A	155	7,764
REV Group, Inc.	702	21,776
Ross Stores, Inc.	225	34,846
Ryman Hospitality Properties, Inc.(R)	242	28,372
Sonos, Inc.(NON)	302	4,110
Stellantis NV (Borsa Italiana Exchange) (Italy)	899	11,933
Stellantis NV (Euronext Paris Exchange) (Italy)	3,651	48,493
Subaru Corp. (Japan)	300	4,814
Tapestry, Inc.	1,230	76,604
Target Corp.	562	74,358
Taylor Wimpey PLC (United Kingdom)	54,055	90,201
Tesla, Inc.(NON)	814	280,960
TJX Cos., Inc. (The)	6,986	878,070
TOPPAN Holdings, Inc. (Japan)	500	13,410
Toyota Motor Corp. (Japan)	1,200	20,504
Trade Desk, Inc. (The) Class A(NON)	392	50,392
Trane Technologies PLC	134	55,773
TRI Pointe Homes, Inc.(NON)	574	24,986
Upbound Group, Inc.	142	4,883
Urban Outfitters, Inc.(NON)	108	5,263
Victoria's Secret & Co.(NON)	719	27,926
Visteon Corp.(NON)	258	24,089
Volkswagen AG (Preference) (Germany)	912	78,181
Walmart, Inc.	507	46,898
Walt Disney Co. (The)	415	48,750
Wesfarmers, Ltd. (Australia)	572	26,886
Williams-Sonoma, Inc.	351	60,379
Xperi, Inc.(NON)	561	5,313

		7,472,917
Consumer staples (1.8%)
ACCO Brands Corp.	801	4,662
Auto Trader Group PLC (United Kingdom)	2,236	23,885
Brink's Co. (The)	230	22,243
Brinker International, Inc.(NON)	36	4,762
British American Tobacco PLC (United Kingdom)	4,201	159,555
Cal-Maine Foods, Inc.	277	27,038
Cargurus, Inc.(NON)	637	24,091
CK Hutchison Holdings, Ltd. (Hong Kong)	20,000	104,590
Coca-Cola Co. (The)	7,420	475,474
Coles Group, Ltd. (Australia)	3,434	41,704
Colgate-Palmolive Co.	513	49,571
Conagra Brands, Inc.	1,757	48,405
CoreCivic, Inc.(NON)	354	7,905
Coursera, Inc.(NON)	2,743	21,807
Dave & Buster's Entertainment, Inc.(NON)	123	4,836
DoorDash, Inc. Class A(NON)	1,556	280,827
El Pollo Loco Holdings, Inc.(NON)	306	3,892
EverQuote, Inc. Class A(NON)	748	14,354
Heidrick & Struggles International, Inc.	125	5,768
Hims & Hers Health, Inc.(NON)	198	6,380
Hudson Technologies, Inc.(NON)	519	3,083
Imperial Brands PLC (United Kingdom)	4,205	137,530
Ingles Markets, Inc. Class A	62	4,582
Ingredion, Inc.	335	49,359
ITOCHU Corp. (Japan)	2,100	103,904
Itron, Inc.(NON)	234	27,736
Japan Tobacco, Inc. (Japan)	4,100	115,661
Koninklijke Ahold Delhaize NV (Netherlands)	1,920	66,246
Korn Ferry	195	15,276
Kraft Heinz Co. (The)	1,451	46,388
ManpowerGroup, Inc.	754	48,535
Maplebear, Inc.(NON)	1,157	50,526
MediaAlpha, Inc. Class A(NON)	1,008	12,731
Molson Coors Beverage Co. Class B	737	45,738
Mondelez International, Inc. Class A	730	47,414
Nestle SA (Switzerland)	1,729	150,146
Olaplex Holdings, Inc.(NON)	1,177	2,272
PepsiCo, Inc.	286	46,747
Philip Morris International, Inc.	6,612	879,793
Procter & Gamble Co. (The)	255	45,711
Recruit Holdings Co., Ltd. (Japan)	2,600	180,850
Resideo Technologies, Inc.(NON)	837	22,750
Sally Beauty Holdings, Inc.(NON)	363	5,057
Simply Good Foods Co. (The)(NON)	122	4,854
Sprouts Farmers Market, Inc.(NON)	283	43,718
Sumitomo Corp. (Japan)	2,300	49,368
Tesco PLC (United Kingdom)	7,753	36,164
Texas Roadhouse, Inc.	122	25,043
Toyota Tsusho Corp. (Japan)	300	5,133
Turning Point Brands, Inc.	188	11,637
Tyson Foods, Inc. Class A	732	47,214
Uber Technologies, Inc.(NON)	4,324	311,155
Unilever PLC (United Kingdom)	1,893	113,356
Upwork, Inc.(NON)	1,525	25,879
USANA Health Sciences, Inc.(NON)	115	4,431
WH Group, Ltd. (Hong Kong)	75,500	60,185
ZipRecruiter, Inc. Class A(NON)	603	5,343
ZOZO, Inc. (Japan)	600	18,933

		4,202,197
Energy (1.1%)
Aker BP ASA (Norway)	659	13,551
Alpha Metallurgical Resources, Inc.	68	16,699
Ampol Ltd. (Australia)	1,056	20,070
Antero Midstream Corp.	3,284	52,445
Baker Hughes Co.	1,307	57,443
Chevron Corp.	314	50,846
Civitas Resources, Inc.	877	45,499
ConocoPhillips	426	46,153
CONSOL Energy, Inc.	212	27,708
Coterra Energy, Inc.	4,462	119,225
DCC PLC (Ireland)	197	14,367
Delek US Holdings, Inc.	233	4,439
DNOW, Inc.(NON)	1,039	15,637
Eneos Holdings, Inc. (Japan)	4,600	24,908
Equinor ASA (Norway)	1,670	40,477
Exxon Mobil Corp.	3,600	424,656
Halliburton Co.	1,612	51,358
Helix Energy Solutions Group, Inc.(NON)	1,540	16,463
HF Sinclair Corp.	9,618	393,665
Kodiak Gas Services, Inc.	376	15,205
Marathon Petroleum Corp.	386	60,274
Murphy Oil Corp.	654	21,235
Newpark Resources, Inc.(NON)	588	4,916
Oceaneering International, Inc.(NON)	816	24,464
OMV AG (Austria)	2,535	101,641
Par Pacific Holdings, Inc.(NON)	581	10,127
PBF Energy, Inc. Class A	179	5,637
Peabody Energy Corp.	758	18,078
Permian Resources Corp.	2,972	46,542
Phillips 66	360	48,233
Repsol SA (Spain)	3,977	49,779
Schlumberger, Ltd.	1,051	46,181
Shell PLC (United Kingdom)	1,177	37,825
SM Energy Co.	245	11,072
SunCoke Energy, Inc.	625	7,788
TechnipFMC PLC (United Kingdom)	1,832	57,470
TotalEnergies SE (France)	1,201	69,802
Valero Energy Corp.	1,710	237,827
Viper Energy, Inc.	897	48,537
Woodside Energy Group, Ltd. (Australia)	6,423	103,024

		2,461,266
Financials (5.4%)
3i Group PLC (United Kingdom)	1,106	52,264
ABN AMRO Bank NV (Netherlands)	4,240	65,734
AIA Group, Ltd. (Hong Kong)	400	3,012
Alexander & Baldwin, Inc.(R)	421	8,285
Allianz SE (Germany)	497	153,853
Allstate Corp. (The)	238	49,359
Ally Financial, Inc.	1,262	50,455
Amalgamated Financial Corp.	173	6,164
American Assets Trust, Inc.(R)	186	5,290
American Express Co.	160	48,749
American International Group, Inc.	585	44,975
Ameriprise Financial, Inc.	95	54,527
Amundi SA (France)	1,384	90,155
Annaly Capoital Management, Inc.(R)	2,418	48,191
Anywhere Real Estate, Inc.(NON)	1,913	9,374
ANZ Group Holdings, Ltd. (Australia)	7,149	145,707
Apple Hospitality REIT, Inc.(R)	265	4,269
Associated Banc-Corp.	172	4,591
AXA SA (France)	2,731	95,183
Axis Capital Holdings, Ltd.	587	54,614
Axos Financial, Inc.(NON)	334	27,672
Banco Bilbao Vizcaya Argentaria SA (Spain)	5,137	48,525
Banco BPM SpA (Italy)	6,127	46,687
Banco Latinoamericano de Comercio Exterior SA (Panama)	165	5,622
Bank Hapoalim BM (Israel)	3,758	43,194
Bank Leumi Le-Israel BM (Israel)	8,775	100,001
Bank of America Corp.	1,214	57,677
Bank of New York Mellon Corp. (The)	9,567	783,250
Bank of NT Butterfield & Son, Ltd. (The) (Bermuda)	264	10,014
Banner Corp.	57	4,252
Berkshire Hathaway, Inc. Class B(NON)	57	27,532
Berkshire Hills Bancorp, Inc.	218	6,645
BNP Paribas SA (France)	1,385	82,789
BOC Hong Kong Holdings, Ltd. (Hong Kong)	14,000	43,197
Bread Financial Holdings, Inc.	411	24,179
BrightSpire Capital, Inc.(R)	1,224	7,760
Brixmor Property Group, Inc.(R)	1,725	51,871
Broadstone Net Lease, Inc.(R)	247	4,325
CaixaBank SA (Spain)	16,881	91,743
CareTrust REIT, Inc. R	460	13,703
Cathay General Bancorp	506	26,317
Central Pacific Financial Corp.	282	9,001
Chimera Investment Corp.(R)	318	4,719
Citigroup, Inc.	770	54,570
Citizens Financial Group, Inc.	1,230	59,212
CNA Financial Corp.	957	48,271
CNO Financial Group, Inc.	688	27,451
Comerica, Inc.	759	54,838
COPT Defense Properties(R)	127	4,185
Corebridge Financial, Inc.	1,627	52,666
Covivio (France)(R)	1,450	79,539
Credit Agricole SA (France)	5,914	79,205
CrossFirst Bankshares, Inc.(NON)	408	7,062
Curbline Properties Corp.(NON)(R)	454	11,014
Cushman & Wakefield PLC(NON)	1,762	26,959
Customers Bancorp, Inc.(NON)	350	19,758
DBS Group Holdings, Ltd. (Singapore)	2,200	69,810
Eagle Bancorp, Inc.	146	4,287
Empire State Realty Trust, Inc. Class A(R)	394	4,318
Enova International, Inc.(NON)	256	27,011
Enstar Group, Ltd.(NON)	75	24,353
Enterprise Financial Services Corp.	238	14,420
EPR Properties(R)	1,114	50,542
Equitable Holdings, Inc.	13,003	627,135
Essent Group, Ltd.	69	3,987
FB Financial Corp.	206	11,629
Fidelis Insurance Holdings, Ltd. (United Kingdom)	288	5,913
First BanCorp/Puerto Rico (Puerto Rico)	1,133	23,430
First Busey Corp.	159	4,244
First Financial Corp./IN	88	4,298
First Horizon Corp.	2,433	51,409
FTAI Aviation, Ltd.	26	4,389
Genworth Financial, Inc. Class A(NON)	3,381	26,372
Goldman Sachs Group, Inc. (The)	100	60,857
Hamilton Insurance Group, Ltd. Class B (Bermuda)(NON)	910	17,363
Hancock Whitney Corp.	489	29,037
Hanmi Financial Corp.	288	7,618
Heritage Commerce Corp.	428	4,545
Heritage Insurance Holdings, Inc.(NON)	425	5,283
Hilltop Holdings, Inc.	537	16,996
Hope Bancorp, Inc.	793	10,801
Horace Mann Educators Corp.	265	11,096
HSBC Holdings PLC (United Kingdom)	16,380	152,650
Huntington Bancshares, Inc./OH	2,586	46,574
Independent Bank Corp./MI	139	5,231
Industrial Logistics Properties Trust(R)	765	2,961
Intesa Sanpaolo SpA (Italy)	34,741	133,355
Invesco, Ltd.	2,725	49,295
Investor AB Class B (Sweden)	1,468	40,277
Jackson Financial, Inc. Class A	307	30,758
James River Group Holdings, Ltd. (Bermuda)	446	2,092
Janus Henderson Group PLC (United Kingdom)	982	44,465
JPMorgan Chase & Co.	148	36,959
KeyCorp	18,443	359,270
Kite Realty Group Trust(R)	478	13,178
Ladder Capital Corp.(R)	355	4,210
Land Securities Group PLC (United Kingdom)	13,554	103,950
Legal & General Group PLC (United Kingdom)	35,849	101,032
LendingClub Corp.(NON)	488	8,120
Lincoln National Corp.	1,402	49,827
M&G PLC (United Kingdom)	24,298	61,305
Macerich Co. (The) R	111	2,354
Merchants Bancorp/IN	216	8,916
MetLife, Inc.	7,446	656,961
Metropolitan Bank Holding Corp.(NON)	84	5,455
MFA Financial, Inc.(R)	378	4,200
MGIC Investment Corp.	1,875	49,238
Morgan Stanley	476	62,646
Mr. Cooper Group, Inc.(NON)	300	29,601
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	39	20,407
National Australia Bank, Ltd. (Australia)	1,905	48,764
National Bank Holdings Corp. Class A	110	5,251
National Health Investors, Inc.(R)	49	3,756
Navient Corp.	373	5,811
NexPoint Residential Trust, Inc.(R)	126	5,931
NMI Holdings, Inc. Class A(NON)	391	15,636
NN Group NV (Netherlands)	2,251	104,465
Nordea Bank ABP (Finland)	11,611	131,198
Northern Trust Corp.	6,833	759,556
OceanFirst Financial Corp.	432	8,934
OFG Bancorp (Puerto Rico)	327	14,852
Old Republic International Corp.	1,254	48,868
OneMain Holdings, Inc.	907	52,016
Outfront Media, Inc.(R)	1,297	24,915
Oversea-Chinese Banking Corp., Ltd. (Singapore)	5,700	69,282
Pacific Premier Bancorp, Inc.	295	8,378
Park Hotels & Resorts, Inc.	42,574	662,026
Pathward Financial, Inc.	272	22,815
PennyMac Financial Services, Inc.	222	23,783
PNC Financial Services Group, Inc. (The)	230	49,386
Preferred Bank/Los Angeles CA	128	12,074
Prudential Financial, Inc.	382	49,435
Regions Financial Corp.	1,879	51,222
Renasant Corp.	169	6,358
Rithm Capital Corp.(R)	52,040	585,450
RLJ Lodging Trust(R)	1,765	18,021
Sandy Spring Bancorp, Inc.	158	5,953
Sekisui House, Ltd. (Japan)	1,100	26,086
Simmons First National Corp. Class A	565	13,820
Simon Property Group, Inc.(R)	4,271	784,156
SITE Centers Corp.(R)	1,414	21,945
State Street Corp.	7,785	766,900
StoneX Group, Inc.(NON)	231	23,969
Sunstone Hotel Investors, Inc.(R)	1,827	19,640
Swedbank AB Class A (Sweden)	2,268	44,428
Swiss Re AG (Switzerland)	600	88,668
Synchrony Financial	787	53,138
Synovus Financial Corp.	427	24,369
Tanger, Inc.(R)	127	4,695
Taylor Morrison Home Corp.(NON)	438	32,355
TFS Financial Corp.	3,305	46,733
Third Coast Bancshares, Inc.(NON)	61	2,166
Towne Bank/Portsmouth VA	117	4,286
TPG RE Finance Trust, Inc.(R)	892	8,144
Truist Financial Corp.	1,054	50,255
Trustmark Corp.	119	4,654
U.S. Bancorp	1,028	54,782
United Overseas Bank, Ltd. (Singapore)	4,000	108,603
Universal Insurance Holdings, Inc.	216	4,888
Univest Financial Corp.	180	5,717
Unum Group	614	47,217
Urban Edge Properties(R)	1,060	24,391
Veritex Holdings, Inc.	607	18,459
VICI Properties, Inc.(R)	2,533	82,601
Virtus Investment Partners, Inc.	68	16,794
Webster Financial Corp.	794	49,053
Wells Fargo & Co.	12,834	977,566
Westamerica Bancorp	85	4,865
WSFS Financial Corp.	88	5,282
Xenia Hotels & Resorts, Inc.(R)	131	2,015
Zions Bancorp NA	805	48,719

		12,512,081
Health care (3.0%)
Abbott Laboratories	387	45,964
AbbVie, Inc.	4,154	759,891
ACADIA Pharmaceuticals, Inc.(NON)	1,366	22,293
ACELYRIN, Inc.(NON)	935	4,254
Addus HomeCare Corp.(NON)	41	5,036
ADMA Biologics, Inc.(NON)	569	11,443
Agios Pharmaceuticals, Inc.(NON)	445	26,429
Alkermes PLC(NON)	137	3,976
AngioDynamics, Inc.(NON)	633	4,387
Arcellx, Inc.(NON)	260	22,898
Arcturus Therapeutics Holdings, Inc.(NON)	852	15,626
Arvinas, Inc.(NON)	153	4,088
AstraZeneca PLC (United Kingdom)	270	36,543
AstraZeneca PLC CVR (Rights) (United Kingdom)(F)	230	69
AtriCure, Inc.(NON)	113	4,086
Avanos Medical, Inc.(NON)	210	4,024
Axogen, Inc.(NON)	482	6,700
Becton, Dickinson and Co.	207	45,933
BioCryst Pharmaceuticals, Inc.(NON)	1,037	7,778
Biohaven, Ltd.(NON)	479	22,039
Bioventus, Inc. Class A(NON)	590	7,251
Blueprint Medicines Corp.(NON)	45	4,337
Bristol-Myers Squibb Co.	13,862	820,908
CareDx, Inc.(NON)	637	15,632
Castle Biosciences, Inc.(NON)	597	18,077
Catalyst Pharmaceuticals, Inc.(NON)	274	6,047
Chugai Pharmaceutical Co., Ltd. (Japan)	1,700	74,814
Cigna Group (The)	135	45,603
Concentra Group Holdings Parent, Inc.	522	11,390
Corcept Therapeutics, Inc.(NON)	478	27,571
Daiichi Sankyo Co., Ltd. (Japan)	4,000	127,023
Denali Therapeutics, Inc.(NON)	217	5,425
Dyne Therapeutics, Inc.(NON)	286	8,754
Eli Lilly and Co.	177	140,777
Enanta Pharmaceuticals, Inc.(NON)	247	2,124
Fate Therapeutics, Inc.(NON)	1,683	5,335
Glaukos Corp.(NON)	64	9,194
GSK PLC (United Kingdom)	5,039	85,604
Guardant Health, Inc.(NON)	149	5,306
Health Catalyst, Inc.(NON)	668	5,898
HealthEquity, Inc.(NON)	46	4,671
ImmunityBio, Inc.(NON)	791	3,987
Inari Medical, Inc.(NON)	95	4,932
Insmed, Inc.(NON)	478	35,926
Intuitive Surgical, Inc.(NON)	84	45,528
Ironwood Pharmaceuticals, Inc.(NON)	2,875	10,120
Johnson & Johnson	6,765	1,048,643
Keros Therapeutics, Inc.(NON)	123	7,102
Kiniksa Pharmaceuticals International PLC(NON)	369	8,148
Kymera Therapeutics, Inc.(NON)	87	4,076
Lantheus Holdings, Inc.(NON)	285	25,442
LivaNova PLC (United Kingdom)(NON)	296	15,540
Medtronic PLC	9,151	791,928
Merck & Co., Inc.	7,917	804,684
Neumora Therapeutics, Inc.(NON)	311	3,091
Novartis AG (Switzerland)	2,189	232,076
Novo Nordisk A/S Class B (Denmark)	2,571	275,533
Novocure, Ltd. (Jersey)(NON)	1,120	22,445
Nurix Therapeutics, Inc.(NON)	849	18,771
Option Care Health, Inc.(NON)	435	10,353
OraSure Technologies, Inc.(NON)	1,459	5,544
Pfizer, Inc.	17,399	456,028
Protagonist Therapeutics, Inc.(NON)	521	22,820
PTC Therapeutics, Inc.(NON)	586	25,714
Pulse Biosciences, Inc.(NON)	231	4,943
Roche Holding AG (Switzerland)	308	89,490
RxSight, Inc.(NON)	362	16,971
Sabra Health Care REIT, Inc.(R)	223	4,177
Sanofi SA (France)	908	88,191
Schrodinger, Inc.(NON)	226	5,101
Select Medical Holdings Corp.	648	13,679
Sonova Holding AG (Switzerland)	121	41,391
Summit Therapeutics, Inc.(NON)	1,049	19,365
Sutro Biopharma, Inc.(NON)	950	2,518
Takeda Pharmaceutical Co., Ltd. (Japan)	2,000	54,530
Tango Therapeutics, Inc.(NON)	1,285	5,063
Teladoc Health, Inc.(NON)	2,167	25,961
Tevogen Bio Holdings, Inc.(NON)	3,125	4,094
TG Therapeutics, Inc.(NON)	381	13,259
Voyager Therapeutics, Inc.(NON)	626	4,294
Wave Life Sciences, Ltd.(NON)	446	6,735
Xencor, Inc.(NON)	817	20,915
Y-mAbs Therapeutics, Inc.(NON)	305	3,636

		6,787,942
Technology (8.1%)
8x8, Inc.(NON)	1,641	5,087
A10 Networks, Inc.	287	4,893
Adeia, Inc.	351	4,254
Adobe, Inc.(NON)	96	49,529
Agilysys, Inc.(NON)	111	14,907
Alkami Technology, Inc.(NON)	598	23,603
Allied Motion Technologies, Inc.	204	5,298
Alphabet, Inc. Class A	13,320	2,250,414
Altair Engineering, Inc. Class A(NON)	44	4,647
Ambarella, Inc.(NON)	394	28,191
Apple, Inc.	15,628	3,708,993
Applied Materials, Inc.	262	45,774
Arista Networks, Inc.(NON)	128	51,945
ASML Holding NV (Netherlands)	359	245,308
Atlassian Corp. Class A(NON)	248	65,368
Atmus Filtration Technologies, Inc.	260	11,255
Bandwidth, Inc. Class A(NON)	462	9,716
Blackline, Inc.(NON)	182	11,286
Blend Labs, Inc. Class A(NON)	3,858	19,714
Broadcom, Inc.	6,733	1,091,285
Calix, Inc.(NON)	136	4,424
Capcom Co., Ltd. (Japan)	1,200	28,184
CEVA, Inc.(NON)	198	5,889
Cisco Systems, Inc.	6,756	400,023
CommScope Holding Co., Inc.(NON)	2,288	10,914
CommVault Systems, Inc.(NON)	196	33,632
CrowdStrike Holdings, Inc. Class A(NON)	71	24,564
Disco Corp. (Japan)	100	27,327
DocuSign, Inc.(NON)	630	50,205
Domo, Inc. Class B(NON)	776	7,263
Duolingo, Inc.(NON)	146	50,847
EnerSys	236	22,812
ESCO Technologies, Inc.	36	5,343
Extreme Networks, Inc.(NON)	1,489	24,717
Fujitsu, Ltd. (Japan)	3,900	74,930
Garmin, Ltd.	226	48,048
HealthStream, Inc.	173	5,726
Hoya Corp. (Japan)	1,000	129,274
Impinj, Inc.(NON)	141	27,102
Integral Ad Science Holding Corp.(NON)	936	10,464
Intuit, Inc.	77	49,413
Keyence Corp. (Japan)	100	43,389
KLA Corp.	84	54,351
Lam Research Corp.	1,536	113,480
Life360, Inc.(NON)	92	4,537
LY Corp. (Japan)	16,400	45,254
Maximus, Inc.	46	3,427
MaxLinear, Inc.(NON)	270	4,085
Meta Platforms, Inc. Class A	3,107	1,784,412
Microsoft Corp.	5,153	2,182,089
Monolithic Power Systems, Inc.	84	47,682
NEC Corp. (Japan)	700	59,849
NetApp, Inc.	429	52,613
NETGEAR, Inc.(NON)	455	11,193
NetScout Systems, Inc.(NON)	194	4,245
Nomura Research Institute, Ltd. (Japan)	300	9,186
NVIDIA Corp.	24,538	3,392,379
OneSpan, Inc.(NON)	245	4,439
PDF Solutions, Inc.(NON)	130	4,108
Pegasystems, Inc.	654	62,110
Photronics, Inc.(NON)	167	4,160
Phreesia, Inc.(NON)	584	12,282
Pinterest, Inc. Class A(NON)	2,696	81,743
Playtika Holding Corp. (Israel)	19,088	160,721
PROS Holdings, Inc.(NON)	304	7,044
PubMatic, Inc. Class A(NON)	356	5,678
Q2 Holdings, Inc.(NON)	111	11,626
Qualcomm, Inc.	5,296	839,575
Qualys, Inc.(NON)	140	21,504
Rackspace Technology, Inc.(NON)	758	2,031
Rambus, Inc.(NON)	551	31,853
Renesas Electronics Corp. (Japan)	5,700	74,762
Salesforce, Inc.	159	52,468
Sanmina Corp.(NON)	60	4,765
SAP SE (Germany)	189	44,881
SCREEN Holdings Co., Ltd. (Japan)	100	6,324
SCSK Corp. (Japan)	600	12,158
ServiceNow, Inc.(NON)	72	75,560
Silergy Corp. (China)	4,000	52,381
Silicon Laboratories, Inc.(NON)	113	12,503
Skyworks Solutions, Inc.	566	49,576
Snowflake, Inc. Class A(NON)	367	64,152
Spotify Technology SA (Sweden)(NON)	99	47,219
SS&C Technologies Holdings, Inc.	654	50,580
Thales SA (France)	54	8,081
TTM Technologies, Inc.(NON)	625	15,238
Unisys Corp.(NON)	971	7,749
V2X, Inc.(NON)	31	1,868
Veeva Systems, Inc. Class A(NON)	208	47,393
Viavi Solutions, Inc.(NON)	417	4,145
Vicor Corp.(NON)	70	3,725
Weave Communications, Inc.(NON)	609	8,325
Western Union Co. (The)	14,480	159,425

		18,556,891
Transportation (0.6%)
ArcBest Corp.	35	4,035
Arlo Technologies, Inc.(NON)	871	9,773
Costamare, Inc. (Monaco)	323	4,264
CSX Corp.	1,328	48,538
DHL Group (Germany)	2,001	73,626
Expeditors International of Washington, Inc.	400	48,656
FedEx Corp.	152	46,006
Hub Group, Inc. Class A	299	15,440
International Seaways, Inc.	192	7,488
Kuehne + Nagel International AG (Switzerland)	168	40,203
Matson, Inc.	188	28,798
Nippon Yusen (Japan)	1,600	51,297
Safe Bulkers, Inc. (Monaco)	805	3,115
Scorpio Tankers, Inc.	468	23,709
SITC International Holdings Co., Ltd. (Hong Kong)	3,000	7,808
SkyWest, Inc.(NON)	249	28,570
Sun Country Airlines Holdings, Inc.(NON)	280	4,029
Teekay Corp., Ltd. (Bermuda)(NON)	1,407	10,384
Teekay Tankers,. Ltd. Class A (Canada)	519	20,890
Union Pacific Corp.	807	197,441
United Parcel Service, Inc. Class B	5,997	813,913

		1,487,983
Utilities and power (0.7%)
AES Corp. (The)	4,756	62,018
ALLETE, Inc.	357	23,162
American Electric Power Co., Inc.	491	49,031
American States Water Co.	48	4,095
Black Hills Corp.	340	21,784
California Water Service Group	101	5,170
Chesapeake Utilities Corp.	36	4,743
Consolidated Edison, Inc.	505	50,798
Dominion Energy, Inc.	829	48,704
DTE Energy Co.	398	50,060
Duke Energy Corp.	439	51,385
E.ON SE (Germany)	4,065	52,393
Edison International	3,942	345,911
Enel SpA (Italy)	19,129	137,757
ENGIE SA (France)	6,301	100,444
Eni SpA (Italy)	1,451	20,530
Exelon Corp.	7,775	307,579
Glow Energy PCL (Thailand)(NON)(F)	35,800	10
Iberdrola SA (Spain)	3,910	55,755
Kansai Electric Power Co., Inc. (The) (Japan)	1,200	15,461
Kinder Morgan, Inc.	2,095	59,226
New Jersey Resources Corp.	156	8,046
Northwest Natural Holding Co.	104	4,557
Origin Energy, Ltd. (Australia)	7,169	50,932
Otter Tail Corp.	50	4,032
PG&E Corp.	2,208	47,759
PNM Resources, Inc.	375	18,394
Portland General Electric Co.	154	7,380
SJW Group	101	5,628
UGI Corp.	2,140	64,992
Unitil Corp.	72	4,321

		1,682,057

Total common stocks (cost $49,757,817)		$62,414,736

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (15.8%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (3.4%)
Government National Mortgage Association Pass-Through Certificates
6.00%, 11/20/53	$1,081,311	$1,113,210
5.50%, 5/20/49	15,707	15,993
5.00%, TBA, 12/1/54	2,000,000	1,971,256
5.00%, 5/20/49	48,256	48,012
4.00%, with due dates from 9/20/52 to 1/20/53	1,086,553	1,022,652
3.50%, with due dates from 3/20/47 to 11/20/49	1,051,110	971,217
3.00%, with due dates from 11/20/53 to 1/20/54	966,182	859,597
2.50%, with due dates from 2/20/52 to 3/20/52	1,115,537	948,349
2.00%, TBA, 12/1/54	1,000,000	821,636

		7,771,922
U.S. Government Agency Mortgage Obligations (12.4%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.00%, 9/1/53	375,924	380,672
5.50%, 12/1/52	266,853	271,316
4.50%, 9/1/52	509,607	490,615
4.00%, 9/1/49	991,945	942,681
3.50%, 8/1/43	189,136	176,163
3.00%, with due dates from 3/1/43 to 8/1/52	1,288,043	1,143,894
2.50%, with due dates from 1/1/52 to 4/1/52	4,023,812	3,413,311
2.50%, 10/1/36	988,668	911,390
2.00%, 3/1/51	1,196,193	969,940
Federal National Mortgage Association Pass-Through Certificates
6.50%, 4/1/53	484,614	496,922
5.50%, with due dates from 1/1/38 to 11/1/52	711,274	717,690
5.00%, with due dates from 1/1/49 to 8/1/49	49,716	49,579
4.50%, with due dates from 8/1/52 to 1/1/53	526,902	507,271
3.50%, 6/1/56	1,154,948	1,047,888
3.50%, with due dates from 6/1/42 to 6/1/52	2,525,034	2,308,073
3.00%, with due dates from 2/1/43 to 3/1/52	2,620,595	2,315,004
2.50%, with due dates from 11/1/51 to 3/1/52	1,730,060	1,467,648
2.00%, with due dates from 10/1/50 to 3/1/52	4,813,653	3,910,142
2.00%, 3/1/36	1,019,712	922,065
1.50%, 1/1/51	1,347,798	1,032,798
1.50%, 7/1/36	1,052,106	923,718
Uniform Mortgage-Backed Securities
6.50%, TBA, 12/1/54	1,000,000	1,023,854
6.00%, TBA, 12/1/54	1,000,000	1,011,859
5.50%, TBA, 12/1/54	1,000,000	998,929
5.00%, TBA, 12/1/54	1,000,000	981,345

		28,414,767

Total U.S. government and agency mortgage obligations (cost $36,821,024)		$36,186,689

U.S. TREASURY OBLIGATIONS (11.0%)(a)
	Principal amount	Value
U.S. Treasury Bonds
3.625%, 2/15/53	$470,000	$409,726
3.00%, 2/15/49	5,000,000	3,877,930
2.875%, 5/15/52	220,000	165,266
2.75%, 8/15/42(SEG)	5,000,000	3,951,074
2.00%, 8/15/51	2,190,000	1,350,999
1.875%, 2/15/51	580,000	348,136
U.S. Treasury Notes
3.875%, 8/15/33	1,650,000	1,613,101
3.375%, 5/15/33	2,770,000	2,612,889
2.75%, 8/15/32	660,000	599,169
2.75%, 2/15/28	2,210,000	2,120,435
1.625%, 9/30/26	1,610,000	1,537,927
1.50%, 2/15/30	3,200,000	2,812,438
1.25%, 9/30/28	2,100,000	1,888,523
0.50%, 2/28/26	2,060,000	1,966,173

Total U.S. treasury obligations (cost $25,645,985)		$25,253,786

MORTGAGE-BACKED SECURITIES (7.5%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (0.2%)
Federal Home Loan Mortgage Corporation Multifamily ML certificates REMICs FRB Ser. 5471, Class FD, (US 30 Day Average SOFR + 0.85%), 5.584%, 11/25/54	$143,829	$143,153
Federal National Mortgage Association REMICs FRB Ser. 24-93, Class FD, IO, 5.863%, 12/25/54	373,000	373,759

		516,912
Commercial mortgage-backed securities (3.3%)
AREIT CRE Trust 144A FRB Ser. 22-CRE6, Class A, 6.011%, 1/20/37 (Cayman Islands)	200,242	199,301
Banc of America Commercial Mortgage Trust Ser. 15-UBS7, Class AS, 3.989%, 9/15/48(WAC)	205,000	201,947
BANK FRB Ser. 20-BN26, Class XA, IO, 1.319%, 3/15/63(WAC)	3,835,574	183,558
Barclays Commercial Mortgage Trust Ser. 19-C5, Class C, 3.71%, 11/15/52	402,000	355,999
Benchmark Mortgage Trust FRB Ser. 20-B21, Class XA, IO, 1.551%, 12/17/53(WAC)	5,650,623	346,680
Citigroup Commercial Mortgage Trust
FRB Ser. 15-P1, Class B, 4.461%, 9/15/48(WAC)	475,000	462,350
FRB Ser. 16-P6, Class B, 4.295%, 12/10/49(WAC)	368,000	325,727
COMM Mortgage Trust
FRB Ser. 17-COR2, Class C, 4.74%, 9/10/50(WAC)	127,000	118,012
FRB Ser. 15-CR26, Class B, 4.612%, 10/10/48(WAC)	332,000	323,403
Ser. 15-DC1, Class B, 4.035%, 2/10/48(WAC)	352,000	330,273
FRB Ser. 15-LC19, Class B, 3.829%, 2/10/48(WAC)	289,000	280,075
FRB Ser. 15-CR22, Class AM, 3.603%, 3/10/48(WAC)	142,000	136,655
COMM Mortgage Trust 144A Ser. 13-CR6, Class B, 3.397%, 3/10/46	158,971	155,459
CSAIL Commercial Mortgage Trust
Ser. 16-C6, Class AS, 3.346%, 1/15/49	171,000	162,410
FRB Ser. 19-C15, Class XA, IO, 1.157%, 3/15/52(WAC)	5,229,105	173,500
CSMC Trust FRB Ser. 16-NXSR, Class AS, 4.049%, 12/15/49(WAC)	176,000	167,462
JPMDB Commercial Mortgage Securities Trust FRB Ser. 18-C8, Class C, 4.915%, 6/15/51(WAC)	133,000	114,437
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 14-C20, Class B, 4.399%, 7/15/47(WAC)	46,623	45,628
FRB Ser. 13-C10, Class C, 4.21%, 12/15/47(WAC)	98,552	92,792
Ladder Capital Commercial Mortgage Trust 144A FRB Ser. 17-LC26, Class XA, IO, 1.68%, 7/12/50(WAC)	3,024,773	85,290
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 14-C19, Class B, 4.00%, 12/15/47(WAC)	402,000	396,970
Ser. 16-C32, Class AS, 3.994%, 12/15/49(WAC)	410,000	392,078
Ser. 15-C22, Class B, 3.883%, 4/15/48(WAC)	138,000	130,371
Ser. 13-C9, Class B, 3.708%, 5/15/46(WAC)	167,319	157,046
FRB Ser. 16-C32, Class XA, IO, 0.785%, 12/15/49(WAC)	9,101,820	96,335
Morgan Stanley Capital I Trust FRB Ser. 18-L1, Class C, 4.94%, 10/15/51(WAC)	263,000	245,048
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL10, Class AS, 7.658%, 10/25/39	371,000	372,390
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 23-FL5, Class A, 7.36%, 5/19/38 (Bermuda)	138,265	138,783
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.488%, 11/15/48(WAC)	16,784	44
Wells Fargo Commercial Mortgage Trust
Ser. 19-C49, Class B, 4.546%, 3/15/52	581,000	556,955
Ser. 15-C31, Class AS, 4.049%, 11/15/48	193,000	189,997
Ser. 17-C39, Class B, 4.025%, 9/15/50	491,000	457,889
WF-RBS Commercial Mortgage Trust Ser. 13-C11, Class B, 3.714%, 3/15/45(WAC)	179,279	175,763

		7,570,627
Residential mortgage-backed securities (non-agency) (4.0%)
A&D Mortgage Trust 144A
Ser. 23-NQM5, Class A1, 7.049%, 11/25/68	507,852	515,602
Ser. 23-NQM2, Class A1, 6.132%, 5/25/68	372,102	372,925
BRAVO Residential Funding Trust 144A FRB Ser. 21-HE2, Class A1, (US 30 Day Average SOFR + 0.75%), 5.484%, 11/25/69	281,872	281,095
COLT Mortgage Loan Trust 144A Ser. 23-3, Class A1, 7.18%, 9/25/68	705,568	717,427
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 7.684%, 6/25/42	311,871	321,010
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.384%, 7/25/42	60,517	62,029
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 7.034%, 8/25/42	371,871	380,943
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 6.934%, 5/25/42	397,617	404,490
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 6.884%, 9/25/42	103,192	104,438
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class M2, (US 30 Day Average SOFR + 2.10%), 6.834%, 10/25/33	10,396	10,659
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-DNA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 6.825%, 3/25/43	19,849	20,152
Structured Agency Credit Risk Debt FRN Ser. 23-HQA2, Class M1A, (US 30 Day Average SOFR + 2.00%), 6.734%, 6/25/43	20,869	21,052
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 6.734%, 4/25/42	223,233	225,922
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class A1, (US 30 Day Average SOFR + 1.85%), 6.584%, 11/25/43	34,939	35,371
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class M1, (US 30 Day Average SOFR + 1.85%), 6.584%, 11/25/43	13,739	13,883
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 6.584%, 1/25/42	12,000	12,177
Structured Agency Credit Risk Debt FRN Ser. 21-DNA7, Class M2, (US 30 Day Average SOFR + 1.80%), 6.534%, 11/25/41	108,000	109,154
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA5, Class M2, (US 30 Day Average SOFR + 1.65%), 6.384%, 1/25/34	20,492	20,625
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M2, (US 30 Day Average SOFR + 1.50%), 6.234%, 10/25/41	47,000	47,262
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 5.734%, 1/25/42	45,735	45,724
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA4, Class M1, (US 30 Day Average SOFR + 0.95%), 5.684%, 12/25/41	12,002	11,987
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M1, (US 30 Day Average SOFR + 0.80%), 5.534%, 10/25/41	1,242	1,241
Federal National Mortgage Association Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2B, (US 30 Day Average SOFR + 2.76%), 7.499%, 2/25/30	6,073	6,109
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M2, (US 30 Day Average SOFR + 3.50%), 8.234%, 3/25/42	13,000	13,662
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M2, (US 30 Day Average SOFR + 3.10%), 7.834%, 3/25/42	13,000	13,534
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 7.734%, 1/25/42	543,000	558,096
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 7.675%, 6/25/42	254,911	262,958
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1M1, (US 30 Day Average SOFR + 2.75%), 7.484%, 5/25/42	317,580	326,579
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 7.284%, 7/25/42	157,948	162,071
Connecticut Avenue Securities Trust FRB Ser. 23-R02, Class 1M1, (US 30 Day Average SOFR + 2.30%), 7.034%, 1/25/43	12,478	12,769
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (US 30 Day Average SOFR + 2.26%), 6.999%, 11/25/39	38,887	39,072
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 6.834%, 3/25/42	549,589	558,780
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 6.734%, 3/25/42	316,241	320,286
Connecticut Avenue Securities Trust FRB Ser. 23-R07, Class 2M1, (US 30 Day Average SOFR + 1.95%), 6.675%, 9/25/43	13,912	13,987
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M1, (US 30 Day Average SOFR + 1.90%), 6.634%, 4/25/42	130,471	131,393
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M2, (US 30 Day Average SOFR + 1.90%), 6.634%, 12/25/41	58,000	58,804
Connecticut Avenue Securities Trust FRB Ser. 23-R06, Class 1M1, (US 30 Day Average SOFR + 1.70%), 6.434%, 7/25/43	51,441	51,689
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M2, (US 30 Day Average SOFR + 1.65%), 6.384%, 12/25/41	35,000	35,310
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 5.934%, 1/25/42	43,292	43,325
Connecticut Avenue Securities Trust FRB Ser. 24-R06, Class 1A1, (US 30 Day Average SOFR + 1.15%), 5.884%, 9/25/44	51,673	51,746
Connecticut Avenue Securities Trust FRB Ser. 24-R03, Class 2M1, (US 30 Day Average SOFR + 1.15%), 5.875%, 3/25/44	12,426	12,432
Connecticut Avenue Securities Trust FRB Ser. 24-R04, Class 1M1, (US 30 Day Average SOFR + 1.10%), 5.834%, 5/25/44	18,771	18,781
Connecticut Avenue Securities Trust FRB Ser. 24-R06, Class 1M1, (US 30 Day Average SOFR + 1.05%), 5.784%, 9/25/44	16,368	16,386
FirstKey Homes Trust 144A Ser. 20-SFR2, Class A, 1.266%, 10/19/37	972,449	944,757
GCAT Trust 144A Ser. 20-NQM2, Class A3, 3.935%, 4/25/65	16,943	16,395
Mill City Mortgage Loan Trust 144A Ser. 23-NQM1, Class A1, 6.05%, 10/25/67	267,336	267,365
MortgageIT Trust FRB Ser. 04-1, Class M2, (CME Term SOFR 1 Month + 1.12%), 5.707%, 11/25/34	82,733	76,300
Residential Accredit Loans, Inc. FRB Ser. 06-QO5, Class 1A1, (CME Term SOFR 1 Month + 0.54%), 5.132%, 5/25/46	131,077	117,077
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, (CME Term SOFR 1 Month + 0.47%), 5.062%, 1/25/37	474,086	413,953
Tricon American Homes Trust 144A Ser. 18-SFR1, Class A, 3.53%, 5/17/37	777,722	772,083

		9,050,867

Total mortgage-backed securities (cost $16,498,094)		$17,138,406

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (4.2%)(a)
	Principal amount	Value
Angola (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.75%, 4/14/32 (Angola)	$200,000	$179,704
Argentine (Republic of) sr. unsec. unsub. bonds 4.125%, 7/9/35 (Argentina)	280,000	177,660
Argentine (Republic of) sr. unsec. unsub. notes 0.75%, 7/9/30 (Argentina)	172,800	127,485
Bahrain (Kingdom of) sr. unsec. notes Ser. REGS, 7.375%, 5/14/30 (Bahrain)	200,000	209,912
Benin (Republic of) 144A sr. unsec. notes 7.96%, 2/13/38 (Benin)	200,000	194,576
Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.75%, 1/14/50 (Brazil)	330,000	242,253
Brazil (Federal Republic of) sr. unsec. unsub. notes 4.50%, 5/30/29 (Brazil)	200,000	190,837
Chile (Republic of) sr. unsec. unsub. bonds 4.34%, 3/7/42 (Chile)	340,000	300,220
Colombia (Republic of) sr. unsec. unsub. bonds 8.00%, 4/20/33 (Colombia)	250,000	261,589
Colombia (Republic of) sr. unsec. unsub. notes 8.00%, 11/14/35 (Colombia)	200,000	206,741
Costa Rica (Government of) sr. unsec. unsub. bonds Ser. REGS, 7.158%, 3/12/45 (Costa Rica)	200,000	210,200
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d'lvoire)	200,000	182,390
Cote d'lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 3/3/28 (Cote d'lvoire)	200,000	199,792
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 7.45%, 4/30/44 (Dominican Republic)	100,000	109,615
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)	153,000	153,144
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.50%, 1/30/30 (Dominican Republic)	150,000	140,055
Ecuador (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.50%, 7/31/35 (Ecuador)	230,000	127,164
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 7.30%, 9/30/33 (Egypt)	200,000	172,504
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)	200,000	194,855
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 2/28/29 (El Salvador)	75,000	77,063
Gabon (Republic of) sr. unsec. notes Ser. REGS, 6.625%, 2/6/31 (Gabon)	200,000	156,598
Guatemala (Republic of) sr. unsec. unsub. bonds Ser. REGS, 3.70%, 10/7/33 (Guatemala)	240,000	198,810
Hungary (Government of) sr. unsec. bonds Ser. REGS, 5.50%, 6/16/34 (Hungary)	210,000	204,960
Indonesia (Republic of) sr. unsec. unsub. notes 4.65%, 9/20/32 (Indonesia)	390,000	380,564
Jamaica (Government of) sr. unsec. unsub. bonds 8.00%, 3/15/39 (Jamaica)	100,000	118,307
Morocco (Kingdom of) sr. unsec. bonds Ser. REGS, 3.00%, 12/15/32 (Morocco)	200,000	165,388
Nigeria (Government of) sr. unsec. unsub. notes Ser. MTN REGS, 7.375%, 9/28/33 (Nigeria)	200,000	169,653
Nigeria (Government of) sr. unsec. unsub. notes Ser. REGS, 6.50%, 11/28/27 (Nigeria)	200,000	190,348
Oman (Sultanate of) sr. unsec. notes Ser. REGS, 7.375%, 10/28/32 (Oman)	300,000	337,968
Panama (Republic of) sr. unsec. unsub. bonds 7.50%, 3/1/31 (Panama)	220,000	232,317
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)	200,000	194,550
Philippines (Republic of) sr. unsec. unsub. notes 3.75%, 1/14/29 (Philippines)	200,000	192,228
Qatar (State of) sr. unsec. notes Ser. REGS, 3.75%, 4/16/30 (Qatar)	300,000	289,264
Qatar (State of) sr. unsec. unsub. bonds Ser. REGS, 6.40%, 1/20/40 (Qatar)	170,000	193,961
Romania (Government of) sr. unsec. unsub. notes 6.125%, 1/22/44 (Romania)	150,000	138,143
Romania (Government of) 144A sr. unsec. unsub. notes 6.625%, 2/17/28 (Romania)	220,000	225,280
Saudi Arabia (Kingdom of) sr. unsec. bonds Ser. REGS, 4.50%, 10/26/46 (Saudi Arabia)	230,000	195,953
Serbia (Republic of) sr. unsec. notes 6.25%, 5/26/28 (Serbia)	200,000	205,431
Serbia (Republic of) 144A sr. unsec. notes 6.50%, 9/26/33 (Serbia)	200,000	208,760
South Africa (Republic of) sr. unsec. bonds 5.00%, 10/12/46 (South Africa)	200,000	146,208
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)	200,000	196,611
Turkey (Republic of) sr. unsec. unsub. notes 8.60%, 9/24/27 (Turkey)	200,000	216,026
Turkey (Republic of) sr. unsec. unsub. notes 7.625%, 5/15/34 (Turkey)	200,000	208,566
Ukraine (Republic of) 144A sr. unsec. bonds 1.75%, 2/1/36 (Ukraine)	78,967	40,066
Ukraine (Republic of) 144A sr. unsec. bonds 1.75%, 2/1/35 (Ukraine)	61,419	31,627
Ukraine (Republic of) 144A sr. unsec. bonds 1.75%, 2/1/34 (Ukraine)	35,096	18,391
Ukraine (Republic of) 144A sr. unsec. bonds zero %, 2/1/36 (Ukraine)	25,225	14,722
Ukraine (Republic of) 144A sr. unsec. bonds zero %, 2/1/35 (Ukraine)	30,270	17,749
Ukraine (Republic of) 144A sr. unsec. bonds zero %, 2/1/34 (Ukraine)	35,820	14,283
Ukraine (Republic of) 144A sr. unsec. bonds zero %, 2/1/30 (Ukraine)	9,585	4,900
United Arab Emirates sr. unsec. unsub. bonds Ser. REGS, 2.875%, 10/19/41 (United Arab Emirates)	230,000	170,507
United Mexican States sr. unsec. unsub. bonds 4.28%, 8/14/41 (Mexico)	380,000	294,695
United Mexican States sr. unsec. unsub. notes 4.50%, 4/22/29 (Mexico)	200,000	193,766
Uruguay (Oriental Republic of) sr. unsec. bonds 5.10%, 6/18/50 (Uruguay)	60,000	57,674
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.875%, 1/15/33 (Uruguay)	120,000	142,454
Uzbekistan (Republic of) sr. unsec. notes Ser. REGS, 6.90%, 2/28/32 (Uzbekistyan)	200,000	199,270

Total foreign government and agency bonds and notes (cost $9,235,560)		$9,623,757

COLLATERALIZED LOAN OBLIGATIONS (2.3%)(a)
	Principal amount	Value
AB BSL CLO 3, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.96%), 6.579%, 10/20/34 (Cayman Islands)	$250,000	$250,551
Allegro CLO XII, Ltd. 144A FRB Ser. 24-1A, Class A1R, (CME Term SOFR 3 Month + 1.44%), 6.724%, 7/21/37 (Cayman Islands)	250,000	250,913
Birch Grove CLO 2, Ltd. 144A FRB Ser. 24-2A, Class A1R, (CME Term SOFR 3 Month + 1.40%), 6.017%, 10/19/37 (Cayman Islands)	125,000	125,948
Birch Grove CLO 8, Ltd. 144A FRB Ser. 24-8A, Class A1, (CME Term SOFR 3 Month + 1.63%), 6.247%, 4/20/37 (Jersey)	150,000	150,919
CBAM CLO Management, Ltd. 144A FRB Ser. 21-2A, Class AR, (CME Term SOFR 3 Month + 1.45%), 6.099%, 7/17/34 (Cayman Islands)	200,000	200,382
CIFC Funding, Ltd. 144A FRB Ser. 21-1A, Class BRR, (CME Term SOFR 3 Month + 1.96%), 7.244%, 10/21/31	250,000	250,727
Diameter Capital CLO, Ltd. 144A FRB Ser. 24-7A, Class A1A, (CME Term SOFR 3 Month + 1.48%), 6.806%, 7/20/37 (Cayman Islands)	250,000	251,975
Elevation CLO, Ltd. 144A FRB Ser. 21-13A, Class A1, (CME Term SOFR 3 Month + 1.45%), 6.108%, 7/15/34 (Cayman Islands)	250,000	250,731
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (CME Term SOFR 3 Month + 1.43%), 6.049%, 7/28/34	250,000	250,827
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A2RR, (CME Term SOFR 3 Month + 2.11%), 6.737%, 7/25/34 (Cayman Islands)	250,000	250,963
Madison Park Funding XXX, Ltd. 144A FRB Ser. 24-30A, Class A1R, (CME Term SOFR 3 Month + 1.36%), 6.007%, 7/16/37	250,000	251,375
Magnetite XL, Ltd. 144A FRB Ser. 24-40A, Class A1, (CME Term SOFR 3 Month + 1.45%), 6.782%, 7/15/37 (Cayman Islands)	250,000	251,557
Oaktree CLO, Ltd. 144A FRB Ser. 24-1A, Class A1R, (CME Term SOFR 3 Month + 1.35%), 5.871%, 1/15/38 (Cayman Islands)	250,000	250,188
Palmer Square CLO, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.91%), 6.568%, 1/15/35 (Cayman Islands)	250,000	250,625
Rockland Park CLO, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 6.529%, 4/20/34 (Cayman Islands)	250,000	250,620
Signal Peak CLO 5, Ltd. 144A FRB Ser. 24-5A, Class A1R, (CME Term SOFR 3 Month + 1.55%), 6.176%, 4/25/37 (Cayman Islands)	250,000	251,468
Sound Point CLO XXXII, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.41%), 6.037%, 10/25/34 (Cayman Islands)	250,000	250,702
TCW CLO, Ltd. 144A FRB Ser. 21-2A, Class AS, (CME Term SOFR 3 Month + 1.44%), 6.067%, 7/25/34 (Cayman Islands)	200,000	200,452
Venture XIX CLO, Ltd. 144A FRB Ser. 18-19A, Class ARR, (CME Term SOFR 3 Month + 1.52%), 6.178%, 1/15/32 (Cayman Islands)	229,391	230,019
Venture XV CLO, Ltd. 144A FRB Ser. 21-15A, Class AR3, (CME Term SOFR 3 Month + 1.44%), 6.098%, 7/15/32 (Cayman Islands)	300,000	300,564
Wise CLO, Ltd. 144A FRB Ser. 23-2A, Class A, (CME Term SOFR 3 Month + 1.80%), 6.456%, 1/15/37 (Jersey)	250,000	251,605
Zais CLO 16, Ltd. 144A FRB Ser. 21-16A, Class A1R, (CME Term SOFR 3 Month + 1.68%), 6.299%, 10/20/34	250,000	250,708

Total collateralized loan obligations (cost $5,188,352)		$5,223,819

SENIOR LOANS (0.9%)(a)(c)
	Principal amount	Value
Basic materials (0.2%)
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 8.423%, 11/23/27	$113,006	$111,268
Herens US Holdco Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.93%), 8.629%, 4/30/28	29,776	29,381
Hexion Holdings Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 7.44%), 12.11%, 3/15/30	80,000	74,920
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 9.723%, 2/4/26	49,235	47,415
LSF11 A5 HoldCo, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.187%, 10/16/28	14,812	14,923
Nouryon USA, LLC bank term loan FRN Class B, (CME Term SOFR 3 Month + 3.25%), 7.657%, 4/3/28	34,113	34,532
Nouryon USA, LLC bank term loan FRN Class B2, (CME Term SOFR 3 Month + 2.25%), 10.25%, 4/3/28	34,651	35,073
Treasure Holdco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 8.764%, 10/10/31	75,000	75,266
Vibrantz Technologies, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.058%, 4/21/29	74,658	74,771

		497,549
Capital goods (0.1%)
DexKo Global, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.75%), 8.615%, 10/4/28	29,923	28,261
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.889%, 6/15/28	24,467	24,631
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.588%, 4/15/30	70,616	71,241

		124,133
Communication services (—%)
Connect Finco SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.073%, 9/13/29	44,775	39,029
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.097%, 8/2/29	28,468	28,151
Zegona Finance, LLC bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 9.354%, 7/16/29	45,000	45,506

		112,686
Consumer cyclicals (0.2%)
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 8.687%, 8/21/28	39,606	39,754
EMRLD Borrower LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 7.073%, 6/18/31	15,000	15,042
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.185%, 1/27/29	69,593	70,086
Foundation Building Materials, Inc. bank term loan FRN Ser. B2, (CME Term SOFR 1 Month + 4.00%), 9.098%, 1/27/31	74,812	73,920
LBM Acquisition, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.472%, 5/30/31	34,823	34,413
Mattress Firm, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 8.924%, 9/21/28	73,621	73,772
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.423%, 1/29/28	44,387	44,438
Scientific Games Holdings LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 7.59%, 4/4/29	34,911	35,075
Station Casinos, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 6.823%, 3/7/31	29,850	29,980
White Cap Buyer, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.25%), 7.823%, 10/19/29	88,864	89,475

		505,955
Consumer staples (0.1%)
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 10.423%, 11/18/29	80,000	80,075
IRB Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.423%, 12/15/27	98,746	99,306
VM Consolidated, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.823%, 3/27/28	64,087	64,527

		243,908
Health care (0.1%)
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.938%, 5/5/27	64,556	64,848
Endo Finance Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 11.00%, 4/23/31	81,000	81,367
Medline Borrower LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.25%), 6.86%, 10/23/28	40,681	40,971

		187,186
Technology (0.1%)
CommScope, Inc. bank term loan FRN Ser. B2, (CME Term SOFR 3 Month + 3.25%), 7.937%, 2/7/26	30,000	29,475
Fortress Intermediate 3, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.50%), 8.073%, 5/8/31	55,000	55,189
Idera, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.071%, 3/2/28	59,850	59,314
Rocket Software, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 8.823%, 10/5/28	56,714	57,130
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.617%, 1/31/31	9,975	10,053

		211,161
Transportation (0.1%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 9.629%, 4/20/28	77,778	80,403
United Airlines, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.00%), 6.635%, 2/24/31	50,100	50,481

		130,884

Total senior loans (cost $1,986,287)		$2,013,462

COMMODITY LINKED NOTES (0.5%)(a)(CLN)
	Principal amount	Value
Goldman Sachs International 144A notes zero %, 10/20/25 (Indexed to the S&P GSCI Excess Return Index multiplied by 3)	$1,152,000	$1,148,478

Total commodity linked notes (cost $1,152,000)		$1,148,478

ASSET-BACKED SECURITIES (0.5%)(a)
	Principal amount	Value
Golden Credit Card Trust 144A Ser. 22-4A, Class A, 4.31%, 9/15/27	$352,000	$351,108
Harley-Davidson Motorcycle Trust Ser. 22-A, Class A3, 3.06%, 2/15/27	50,513	50,218
Station Place Securitization Trust 144A
FRB Ser. 24-2, Class A, (CME Term SOFR 1 Month + 0.90%), 5.643%, 6/22/25	120,000	120,046
FRB Ser. 24-10, Class A, (CME Term SOFR 1 Month + 0.90%), 5.488%, 10/27/25	190,000	189,885
FRB Ser. 24-5, Class A, (CME Term SOFR 1 Month + 0.90%), 5.488%, 8/4/25	355,000	355,151

Total asset-backed securities (cost $1,060,923)		$1,066,408

CONVERTIBLE BONDS AND NOTES (0.2%)(a)
	Principal amount	Value
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	$68,000	$59,328
Chefs' Warehouse, Inc. (The) cv. sr. unsec. unsub. notes 2.375%, 12/15/28	40,000	48,422
Fiverr International, Ltd. cv. sr. unsec. notes zero %, 11/1/25 (Israel)	65,000	61,620
Guidewire Software, Inc. 144A cv. sr. unsec. notes 1.25%, 11/1/29	74,000	78,390
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	70,000	72,241
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27	70,000	61,355
Uber Technologies, Inc. cv. sr. unsec. notes Ser. 2028, 0.875%, 12/1/28	50,000	59,932
Unity Software, Inc. cv. sr. unsec. notes zero %, 11/15/26	70,000	62,930
Wrangler Holdco Corp. 144A company guaranty cv. sr. notes unsec. sub. 6.625%, 4/1/32	30,000	30,933

Total convertible bonds and notes (cost $506,065)		$535,151

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
	Shares	Value
Apollo Global Management, Inc. $3.38 cv. pfd.	925	$85,729
Boeing Co. (The) $3.00 cv. pfd.(NON)	2,322	128,616
Hewlett Packard Enterprise Co. $3.81 cv. pfd.(NON)	1,178	72,871

Total convertible preferred stocks (cost $221,250)		$287,216

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/strike	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Put)	Dec-24/4500.00	$8,933,955	$1,481	$1,467

Total purchased options outstanding (cost $340,630)				$1,467

SHORT-TERM INVESTMENTS (5.3%)(a)
	Shares	Value
Putnam Government Money Market Fund Class G 4.32%(AFF)	1,485,768	$1,485,768
Putnam Short Term Investment Fund Class P 4.78%(AFF)	10,564,229	10,564,229
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59%(P)	30,000	30,000

Total short-term investments (cost $12,079,997)		$12,079,997
TOTAL INVESTMENTS

Total investments (cost $221,427,330)		$235,762,044

	FORWARD CURRENCY CONTRACTS at 11/30/24 (aggregate face value $2,217,187) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Danish Krone	Sell	12/18/24	$34,145	$36,021	$1,876
		Euro	Sell	12/18/24	200,700	209,384	8,684
	Barclays Bank PLC
		British Pound	Buy	12/18/24	16,142	16,729	(587)
		Japanese Yen	Sell	2/19/25	56,163	55,809	(354)
		New Zealand Dollar	Buy	1/22/25	17,047	17,513	(466)
		Singapore Dollar	Buy	2/19/25	16,842	17,164	(322)
		Swedish Krona	Sell	12/18/24	13,961	14,563	602
		Swiss Franc	Buy	12/18/24	4,774	4,892	(118)
	JPMorgan Chase Bank N.A.
		Euro	Sell	12/18/24	505,925	532,885	26,960
		Singapore Dollar	Buy	2/19/25	3,593	3,662	(69)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Sell	1/22/25	124,927	132,124	7,197
		Euro	Sell	12/18/24	94,484	99,549	5,065
		Singapore Dollar	Buy	2/19/25	13,698	13,961	(263)
		Swedish Krona	Buy	12/18/24	69,071	73,755	(4,684)
	NatWest Markets PLC
		Danish Krone	Sell	12/18/24	14,103	14,549	446
		Swedish Krona	Buy	12/18/24	1,458	1,556	(98)
	State Street Bank and Trust Co.
		British Pound	Buy	12/18/24	48,426	50,286	(1,860)
		Euro	Sell	12/18/24	376,352	396,459	20,107
		Hong Kong Dollar	Sell	2/19/25	49,929	50,010	81
		Japanese Yen	Sell	2/19/25	9,568	9,507	(61)
		Norwegian Krone	Sell	12/18/24	5,039	5,254	215
		Singapore Dollar	Buy	2/19/25	9,282	9,459	(177)
		Swedish Krona	Buy	12/18/24	124,997	133,425	(8,428)
		Swiss Franc	Buy	12/18/24	12,051	12,605	(554)
	UBS AG
		Australian Dollar	Buy	1/22/25	912	937	(25)
		Danish Krone	Sell	12/18/24	43,046	45,425	2,379
		Euro	Sell	12/18/24	131,898	138,935	7,037
		Israeli Shekel	Sell	1/22/25	91,402	87,746	(3,656)
		Japanese Yen	Sell	2/19/25	12,481	12,400	(81)
		Swiss Franc	Buy	12/18/24	19,673	20,623	(950)

	Unrealized appreciation						80,649

	Unrealized (depreciation)						(22,753)

	Total						$57,896
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 11/30/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
S&P 500 Index E-Mini (Long)	18	$5,429,142	$5,446,350	Dec-24	$212,651
U.S. Treasury Bond Ultra 30 yr (Long)	13	1,653,438	1,653,438	Mar-25	25,976
U.S. Treasury Note 2 yr (Long)	23	4,740,516	4,740,516	Mar-25	8,825
U.S. Treasury Note 5 yr (Long)	33	3,550,852	3,550,852	Mar-25	13,614
U.S. Treasury Note 10 yr (Long)	52	5,781,750	5,781,750	Mar-25	32,413

Unrealized appreciation					293,479

Unrealized (depreciation)					—

Total					$293,479

WRITTEN OPTIONS OUTSTANDING at 11/30/24 (premiums $108,484) (Unaudited)
Counterparty	Expiration date/strike	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Put)	Dec-24/3500.00	$8,933,955	$1,481	$245

Total				$245

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 11/30/24 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$1,493,000	$5,052	(E)	$(19,093)	12/18/26	US SOFR — Annually	3.80% — Annually	$(24,145)
		2,148,000	12,821	(E)	56,165	12/18/29	3.60% — Annually	US SOFR — Annually	68,986
		115,000	2,895	(E)	(4,480)	12/18/34	3.40% — Annually	US SOFR — Annually	(1,585)
		760,000	50,825	(E)	(11,567)	12/18/54	US SOFR — Annually	3.20% — Annually	(62,392)

	Total				$21,025				$(19,136)
(E)	Extended effective date.

Key to holding's currency abbreviations
EUR	Euro
GBP	British Pound
USD / $	United States Dollar
Key to holding's abbreviations
BKNT	Bank Note
CME	Chicago Mercantile Exchange
CVR	Contingent Value Rights
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2024 through November 30, 2024 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $229,399,853.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 8/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/24
Short-term investments
	Putnam Government Money Market Fund Class G†	$2,432,711	$6,551,810	$7,498,753	$42,287	$1,485,768
	Putnam Short Term Investment Fund Class P‡	6,785,670	8,618,037	4,839,478	103,063	10,564,229

	Total Short-term investments	$9,218,381	$15,169,847	$12,338,231	$145,350	$12,049,997
†	Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. There were no realized or unrealized gains or losses during the period.
‡	Management fees charged to Putnam Short Term Investment Fund have been waived by Franklin Advisers. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $661,001.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Franklin Advisers at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the“mid price”, and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts for hedging against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price. OTC traded options are valued using quotations from an independent pricing service.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for managing exposure to market risk and for equitizing cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging foreign exchange risk and for gaining exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging interest rate risk, for gaining exposure on interest rates and for hedging prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $43,296 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Franklin Advisers will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,245 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$1,369,526	$828,316	$—
Capital goods	1,666,987	490,695	—
Communication services	1,915,296	344,421	—
Conglomerates	237,626	398,535	—
Consumer cyclicals	6,169,188	1,303,729	—
Consumer staples	2,901,233	1,300,964	—
Energy	1,985,822	475,444	—
Financials	9,987,013	2,525,068	—
Health care	5,682,678	1,105,195	69
Technology	17,695,603	861,288	—
Transportation	1,322,857	165,126	—
Utilities and power	1,248,775	433,272	10

Total common stocks	52,182,604	10,232,053	79
Asset-backed securities	—	1,066,408	—
Collateralized loan obligations	—	5,223,819	—
Commodity linked notes	—	1,148,478	—
Convertible bonds and notes	—	535,151	—
Convertible preferred stocks	287,216	—	—
Corporate bonds and notes	—	62,788,672	—
Foreign government and agency bonds and notes	—	9,623,757	—
Mortgage-backed securities	—	17,138,406	—
Purchased options outstanding	—	1,467	—
Senior loans	—	2,013,462	—
U.S. government and agency mortgage obligations	—	36,186,689	—
U.S. treasury obligations	—	25,253,786	—
Short-term investments	1,515,768	10,564,229	—

Totals by level	$53,985,588	$181,776,377	$79
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$57,896	$—
Futures contracts	293,479	—	—
Written options outstanding	—	(245)	—
Interest rate swap contracts	—	(40,161)	—

Totals by level	$293,479	$17,490	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)	$1,000
Written equity option contracts (contract amount)	$1,000
Futures contracts (number of contracts)	100
Forward currency contracts (contract amount)	$2,400,000
Centrally cleared interest rate swap contracts (notional)	$4,800,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com